UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5085



                          Capital Income Builder, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004





                                 Vince P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

[front cover:  harvest fields]

CAPITAL INCOME BUILDER

Semi-annual report for the six months ended April 30, 2004

CAPITAL INCOME BUILDER(R) seeks to provide a growing dividend, with higher income distributions every quarter to the extent possible, together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):

CLASS A SHARES                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               +19.98%          +6.56%            +10.91%

The fund's 30-day yield for Class A shares as of May 31, 2004, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.22%.

Results for other share classes can be found on page 44. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

[black and white photo of harvest fields]



FELLOW SHAREHOLDERS:

In a volatile period for global financial markets, Capital Income Builder delivered a solid return, providing shareholders with above-average dividend income and an increase in net asset value.

A TWO-PRONGED OBJECTIVE

Capital  Income  Builder  has a unique  dual  objective:  The fund  strives  for above-average current income and the growth of its dividend over time. The fund's dividend rate (at net asset value) as of April 30 was 3.71% -- more than twice the 1.64% rate of companies in the unmanaged Standard & Poor's 500
Composite Index, and better than the 2.64% average yield of the income funds tracked by Lipper.

The fund has also achieved long-term dividend growth: an increase of 105.0%, or 4.5% annualized, since its first full-quarter payment in December 1987. More recently, however, and as we mentioned in our last report to shareholders, we reduced the quarterly dividend in December in order to align the portfolio better with the current environment of historically low interest rates and dividend yields. Nonetheless, we remain committed to the growth of the dividend; it is the primary focus of all our investment decisions. With interest rates no longer trending downward, increases in the fund's distributions should become more feasible. In fact, on June 2 the Board of Directors approved an increase in the September dividend to 45.5 cents a share.


RESULTS AT A GLANCE
(As of April 30, 2004, with all distributions reinvested)

                                                        Total returns                            Annualized returns
                                                 6 months           1 year           5 years          10 years         Lifetime
                                                                                                                        (since
                                                                                                                    July 30, 1987)

CAPITAL INCOME BUILDER                             +7.3%            +18.7%            +6.6%            +11.3%           +11.3%
Standard & Poor's 500
     Composite Index1                              +6.3             +22.9             -2.3             +11.4            +10.3
Lipper income funds average2                       +4.0             +12.8             +3.2              +7.5             +9.6

(1) The index is unmanaged and does not include expenses.
(2) Source: Lipper. Averages do not reflect the effects of sales charges.


In terms of total return, the fund gained 7.3% for the six months ended April 30, comfortably outpacing the 4.0% average return of the 175 income funds tracked by Lipper. For reference, the S&P 500, a measure of U.S. stocks, rose 6.3% for the six months and the Lehman Brothers Aggregate Bond Index gained 1.2%. For the 12 months ended April 30, the fund gained 18.7%, short of the 22.9% return of the S&P 500 but well above the 1.8% return of the Lehman Bond Index. Longer term, Capital Income Builder's downside resilience, combined with solid growth, has helped provide an advantage over broader markets, as the table on the previous page illustrates.

[Begin Sidebar]
Figures shown on this page are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.
[End Sidebar]

[Begin Sidebar]
CAPITAL INCOME BUILDER'S QUARTERLY DIVIDENDS COMPARED WITH INFLATION Dividends as declared and adjusted for reinvested capital gains
[bar chart]

                                          Additional income earned             Inflation=
                                          on initial shares if                 Consumer Price
                                          capital gain distributions           Index (through
Fiscal Quarters          Dividend         were reinvested                      March 2004)
                      (cents per share)
4 Aug-Oct 1987           22*              -                                    -
1 Nov-Jan 1988           28               -                                    100
2 Feb-Apr 1988           28.5             -                                    101
3 May-Jul 1988           29               -                                    102.3
4 Aug-Oct 1988           29.5             -                                    103.8
1 Nov-Jan 1989           30               -                                    104.4
2 Feb-Apr 1989           30.5             -                                    106
3 May-Jul 1989           31               -                                    107.5
4 Aug-Oct 1989           31.5             -                                    108.3
1 Nov-Jan 1990           32.5             -                                    109.3
2 Feb-Apr 1990           33               -                                    111.5
3 May-Jul 1990           33.5             -                                    112.6
4 Aug-Oct 1990           34               -                                    115
1 Nov-Jan 1991           34.5             -                                    115.9
2 Feb-Apr 1991           35               -                                    117
3 May-Jul 1991           35.5             -                                    117.9
4 Aug-Oct 1991           36               -                                    118.9
1 Nov-Jan 1992           36.5             -                                    119.5
2 Feb-Apr 1992           37               .3                                   120.7
3 May-Jul 1992           37.5             .3                                   121.5
4 Aug-Oct 1992           38               .3                                   122.4
1 Nov-Jan 1993           38.5             .3                                   123
2 Feb-Apr 1993           39               .5                                   124.4
3 May-Jul 1993           39.5             .5                                   125.1
4 Aug-Oct 1993           40               .5                                   125.7
1 Nov-Jan 1994           40.5             .5                                   126.3
2 Feb-Apr 1994           41               .6                                   127.6
3 May-Jul 1994           41.5             .6                                   128.2
4 Aug-Oct 1994           42               .6                                   129.5
1 Nov-Jan 1995           42.5             .6                                   129.7
2 Feb-Apr 1995           43               .8                                   131.2
3 May-Jul 1995           43.5             .8                                   132.1
4 Aug-Oct 1995           44               .8                                   132.8
1 Nov-Jan 1996           44.5             .8                                   133
2 Feb-Apr 1996           45               1.4                                  134.9
3 May-Jul 1996           45.5             1.5                                  135.8
4 Aug-Oct 1996           46               1.5                                  136.7
1 Nov-Jan 1997           46.5             1.5                                  137.4
2 Feb-Apr 1997           46.5             2.4                                  138.6
3 May-Jul 1997           47.0             2.4                                  138.9
4 Aug-Oct 1997           47.5             2.4                                  139.7
1 Nov-Jan 1998           48.0             2.4                                  139.8
2 Feb-Apr 1998           48.0             4.2                                  140.6
3 May-Jul 1998           48.5             4.2                                  141.2
4 Aug-Oct 1998           49.0             4.3                                  141.8
1 Nov-Jan 1999           49.5             4.3                                  142.0
2 Feb-Apr 1999           48.0             7.3                                  143.0
3 May-Jul 1999           48.5             7.4                                  144.0
4 Aug-Oct 1999           49.0             7.5                                  145.5
1 Nov-Jan 2000           49.5             7.6                                  145.8
2 Feb-Apr 2000           49.5             9.7                                  148.4
3 May-Jul 2000           50.0             9.8                                  149.4
4 Aug-Oct 2000           50.5             9.9                                  150.5
1 Nov-Jan 2001           51.0            10.0                                  150.8
2 Feb-Apr 2001           51.5            11.4                                  152.7
3 May-Jul 2001           52.0            11.5                                  154.2
4 Aug-Oct 2001           52.5            11.7                                  154.5
1 Nov-Jan 2002           52.5            11.7                                  153.1
2 Feb-Apr 2002           51.0            13.0                                  154.9
3 May-Jul 2002           51.0            13.0                                  155.9
4 Aug-Oct 2002           51.0            13.0                                  156.8
1 Nov-Jan 2003           51.0            13.0                                  156.8
2 Feb-Apr 2003           50.5            13.7                                  159.6
3 May-Jul 2003           50.5            13.7                                  159.2
4 Aug-Oct 2003           50.5            13.7                                  160.5
1 Nov-Jan 2004           45.0            12.2                                  159.7
3 May-Jul 2004           45.0            12.4                                  162.4


Fiscal quarters:
1 November-January
2 February-April
3 May-July
4 August-October

(index: December 1987=100)

*Not a full quarter.
[End Side Bar]


STOCK MARKET SEESAW

The fund's fiscal year began in November with global stock markets rising steadily. An increasingly rosy business outlook -- marked by productivity gains, rising demand and healthy profits -- buoyed investor optimism. Stock prices retreated in March and April, however, amid inflation concerns and the worsening situation in Iraq. Bonds also ended on a weak note due to the prospect of rising interest rates.

Capital Income Builder participated in the stock rally through February and held up fairly well as markets tumbled in spring.

STRENGTH THROUGHOUT THE PORTFOLIO

Fund returns benefited from good stock selection: Of 176 companies held in the portfolio for the full six months, more than two-thirds rose in price. A number of larger holdings posted exceptional price gains, in addition to providing attractive yields. These included Altria, National Grid Transco, E.ON, Verizon and ENI.

Among industries, telecommunications operators were strong contributors to returns; stock price increases and new investments have pushed up our telecom holdings to 8.4% of net assets, our highest concentration in some time. Rising fuel and energy prices helped lift returns for utilities as well as oil and gas companies, which are likewise well-represented in the portfolio. Meanwhile, banks and real estate investment trusts (REITs) -- sectors that are particularly sensitive to rising interest rates -- struggled somewhat.

Capital Income Builder's international holdings contributed positively to returns, thanks to both stock price gains and currency appreciation against the U.S. dollar. The fund has the flexibility to invest a substantial portion of its assets outside the U.S.; currently, about 36% of the portfolio is invested in companies domiciled outside U.S. borders.

Finally, bonds, though providing stable income, fared poorly through much of the period, as the first glimmers of inflation curbed investor enthusiasm for fixed-income securities. In anticipation of higher interest rates, the fund's portfolio counselors have pursued a cautious bond strategy by focusing on shorter term debt, adjustable-rate bonds, and types of debt that are less sensitive to rate hikes than are long-term bonds.

RISING ABOVE UNCERTAINTY

Looking forward, the outlook for the U.S. economy is turning positive, although the pace of growth could meet resistance from a number of factors, including rising business costs, the upcoming presidential election and continued geopolitical insecurity. The uncertainty has increased investor skittishness in recent months and could continue to do so for some time.

It is worth noting that rising interest rates are a double-edged sword for income investors. While rising rates can put pressure on the value of bonds and higher yielding but interest-rate-sensitive stocks in the near term, with a longer view they will likely broaden the opportunities to find growth for the fund's dividend. As always, we are relying on our fundamental research to identify and invest in solidly managed companies with attractive income prospects. Over the years, that focus has proved to be a rewarding one for shareholders.

Cordially,

/s/ James B. Lovelace                   /s/ Catherine M. Ward
James B. Lovelace                       Catherine M. Ward
Chairman of the Board                   President

June 7, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO, April 30, 2004                                 unaudited

[begin pie chart]
                                                            Percent
                                                             of net
Industry diversification                                     assets

Commercial Banks                                               8.77 %
Diversified Telecommunication Services                         8.35
Electric Utilities                                             6.61
Real Estate                                                    4.94
Tobacco                                                        4.52
Other industries                                              35.87
Bonds & notes                                                 26.22
Cash & equivalents                                             4.72
[end pie chart]


                                                                 PERCENT
                                                                  OF NET
LARGEST EQUITY HOLDINGS                                           ASSETS

Altria Group                                                        1.98   %
SBC Communications                                                  1.64
Royal Dutch Petroleum/"Shell" Transport and Trading                 1.55
Bank of America                                                     1.49
Verizon Communications                                              1.49
E.ON                                                                1.46
National Grid Transco                                               1.28
Southern                                                            1.03
HSBC Holdings                                                       1.03
Bristol-Myers Squibb                                                1.01



                                                                                         Shares or principal            Market
                                                                                                      amount             value
EQUITY SECURITIES  -  69.06%                                                                                             (000)

COMMERCIAL BANKS  -  8.77%
Bank of America Corp. (merged with FleetBoston Financial Corp.)                                    5,396,920 $         434,398
HSBC Holdings PLC (United Kingdom)                                                                12,868,114           184,565
HSBC Holdings PLC (Hong Kong)                                                                      8,027,645           117,347
Westpac Banking Corp.                                                                             21,548,755           271,463
Wells Fargo & Co.                                                                                  3,925,000           221,605
Societe Generale                                                                                   2,463,900           205,061
J.P. Morgan Chase & Co.                                                                            4,739,000           178,186
Lloyds TSB Group PLC                                                                              21,300,000           159,368
Bank of Nova Scotia                                                                                5,647,200           144,731
Comerica Inc.                                                                                      2,730,000           140,950
KeyCorp                                                                                            3,860,000           114,642
Royal Bank of Canada                                                                               2,090,000            92,880
ABN AMRO Holding NV                                                                                3,723,483            80,884
FirstMerit Corp.                                                                                   3,245,000            76,452
Svenska Handelsbanken Group, Class A                                                               2,925,000            56,520
United Bankshares, Inc.                                                                            1,775,000            53,268
AmSouth Bancorporation                                                                               750,000            16,515
Wing Lung Bank Ltd.                                                                                1,857,000            13,454
                                                                                                                     2,562,289

DIVERSIFIED TELECOMMUNICATION SERVICES  -  8.35%
SBC Communications Inc.                                                                           19,285,000           480,197
Verizon Communications Inc.                                                                       11,495,000           433,821
KT Corp. (ADR)                                                                                    10,662,420           197,255
KT Corp.                                                                                             181,040             6,312
Telecom Corp. of New Zealand Ltd.                                                                 55,413,619           196,339
BT Group PLC                                                                                      61,800,000           195,817
Telecom Italia SpA, nonvoting  (1)                                                                81,926,155           190,817
Telefonica, SA  (1)                                                                                7,645,000           113,612
BellSouth Corp.                                                                                    3,830,000            98,852
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                     Euro   69,850,000            96,506
Royal KPN NV                                                                                      12,320,000            88,667
Portugal Telecom, SGPS, SA                                                                         7,373,900            79,914
Swisscom AG                                                                                          251,391            78,015
TDC A/S                                                                                            1,661,034            56,422
Hellenic Telecommunications Organization SA                                                        3,650,000            53,062
China Telecom Corp. Ltd., Class H                                                                120,000,000            35,775
ALLTEL Corp. 7.75% convertible preferred 2005                                                        350,000 units      17,447
CenturyTel, Inc. 6.875% ACES 2005                                                                    500,000 units      12,315
AT&T Corp.                                                                                           515,000             8,832
                                                                                                                     2,439,977

ELECTRIC UTILITIES  -  6.61%
E.ON AG                                                                                            6,460,000           427,793
Southern Co.                                                                                      10,500,000           301,980
Scottish Power PLC                                                                                41,477,000           282,171
Dominion Resources, Inc.                                                                           2,118,000           135,150
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                        93,000 units       5,180
Consolidated Edison, Inc.                                                                          3,115,700           128,398
FirstEnergy Corp.                                                                                  2,788,500           109,030
Ameren Corp.                                                                                       1,680,000            73,450
Ameren Corp. 9.75% ACES convertible preferred 2005                                                   800,000 units      21,720
Xcel Energy Inc.                                                                                   5,176,000            86,594
FPL Group, Inc.                                                                                    1,000,000            63,620
American Electric Power Co., Inc.                                                                  1,200,000            36,528
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                   560,000            24,948
Northeast Utilities                                                                                3,250,000            59,637
TXU Corp., Series C, 8.75% convertible preferred 2004                                              1,075,000 units      45,279
DTE Energy Co.                                                                                     1,000,000            39,020
Pinnacle West Capital Corp.                                                                          800,000            31,248
Progress Energy, Inc.                                                                                700,000            29,939
Scottish and Southern Energy PLC                                                                   2,400,000            29,076
                                                                                                                     1,930,761

REAL ESTATE  -  4.94%
iStar Financial, Inc.                                                                              5,085,000           180,721
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred                               400,000            10,100
Archstone-Smith Trust                                                                              5,665,000           155,391
Boston Properties, Inc.                                                                            3,262,300           153,328
Kimco Realty Corp.                                                                                 2,735,000           116,894
Health Care Property Investors, Inc.                                                               4,170,000            99,663
Weingarten Realty Investors                                                                        2,949,750            85,277
Equity Residential                                                                                 3,003,700            82,482
AMB Property Corp.                                                                                 2,675,000            81,052
Developers Diversified Realty Corp.                                                                2,225,000            72,869
Hang Lung Group Ltd.                                                                              45,000,000            62,607
CapitaMall Trust Management Ltd. (2)                                                              58,857,000            49,826
Equity Office Properties Trust                                                                     1,800,000            45,306
Hongkong Land Holdings Ltd.                                                                       25,751,000            44,549
Capital & Regional PLC (2)                                                                         4,935,466            42,666
Apartment Investment and Management Co., Class A                                                   1,175,000            33,100
Pan Pacific Retail Properties, Inc.                                                                  725,000            31,849
Ascendas Real Estate Investment Trust (2)                                                         37,944,500            29,892
ProLogis                                                                                             762,346            22,428
Fortune Real Estate Investment Trust, units (2)                                                   30,745,000            19,909
Unibail Holding                                                                                      200,000            18,873
Hang Lung Properties Ltd.                                                                          2,494,000             3,374
Kerry Properties Ltd.                                                                                281,000               409
                                                                                                                     1,442,565

TOBACCO  -  4.52%
Altria Group, Inc.                                                                                10,425,000           577,336
UST Inc.                                                                                           5,942,500           221,120
Imperial Tobacco Group PLC                                                                         7,380,000           163,622
Gallaher Group PLC                                                                                12,245,448           146,398
Altadis, SA                                                                                        4,154,995           117,325
R.J. Reynolds Tobacco Holdings, Inc.                                                               1,450,000            93,916
                                                                                                                     1,319,717

OIL & GAS  -  4.37%
"Shell" Transport and Trading Co., PLC                                                            20,900,000           144,317
"Shell" Transport and Trading Co., PLC (ADR)                                                       2,070,000            87,085
Royal Dutch Petroleum Co. (New York registered)                                                    4,560,000           221,890
ENI SpA                                                                                           13,875,000           281,663
Husky Energy Inc.                                                                                  8,029,400           147,825
Canadian Oil Sands Trust  (3)                                                                      3,390,311           108,742
Canadian Oil Sands Trust                                                                             328,860            10,548
TOTAL SA                                                                                             280,000            51,737
TOTAL SA (ADR)                                                                                       512,900            47,248
Ashland Inc.                                                                                       1,450,000            69,455
TonenGeneral Sekiyu KK                                                                             6,250,000            52,687
ChevronTexaco Corp.                                                                                  475,000            43,462
Hunting PLC                                                                                        4,260,000            10,511
                                                                                                                     1,277,170

FOOD PRODUCTS  -  2.87%
ConAgra Foods, Inc.                                                                                9,785,000           282,689
H.J. Heinz Co.                                                                                     5,645,000           215,583
Sara Lee Corp.                                                                                     7,000,000           161,560
Unilever NV                                                                                        1,443,600            94,993
General Mills, Inc.                                                                                1,700,000            82,875
                                                                                                                       837,700

MULTI-UTILITIES & UNREGULATED POWER  -  2.40%
National Grid Transco PLC                                                                         49,325,000           374,524
Public Service Enterprise Group Inc.                                                               3,440,000           147,576
United Utilities PLC                                                                               8,600,000            82,207
United Utilities PLC, Class A                                                                      4,777,777            29,005
Equitable Resources, Inc.                                                                            890,000            41,821
Duke Energy Corp. 8.25% convertible preferred 2004                                                 1,062,100 units      14,115
Duke Energy Corp.                                                                                    500,000            10,530
                                                                                                                       699,778

INSURANCE  -  1.91%
Irish Life & Permanent PLC                                                                        11,504,949           178,001
Mercury General Corp.                                                                              1,950,000            99,430
Arthur J. Gallagher & Co.                                                                          2,843,600            91,649
St. Paul Travelers Companies, Inc.                                                                 1,475,000            59,988
XL Capital Ltd., Class A                                                                             642,800            49,078
UnumProvident Corp. 8.25%, ACES convertible 2006                                                   1,000,000 units      33,300
Lincoln National Corp.                                                                               541,500            24,303
Chubb Corp. 7.00% convertible preferred 2006                                                         600,000 units      17,022
AEGON NV                                                                                             355,100             4,644
                                                                                                                       557,415

THRIFTS & MORTGAGE FINANCE  -  1.80%
Fannie Mae                                                                                         3,825,000           262,854
Washington Mutual, Inc.                                                                            4,000,000           157,560
Freddie Mac                                                                                        1,800,000           105,120
                                                                                                                       525,534


PAPER & FOREST PRODUCTS  -  1.72%
UPM-Kymmene Corp.                                                                                  6,600,000           121,556
PaperlinX Ltd.                                                                                    22,217,500            80,105
M-real Oyj, Class B (2)                                                                            8,250,000            75,281
Norske Skogindustrier ASA, Class A                                                                 4,062,500            73,930
MeadWestvaco Corp.                                                                                 1,785,000            46,678
Stora Enso Oyj, Class R                                                                            2,750,000            37,048
Georgia-Pacific Corp., Georgia-Pacific Group                                                         818,048            28,713
Aracruz Celulose SA, Class B, preferred nominative (ADR)                                             628,000            19,556
Holmen AB, Class B                                                                                   650,000            18,351
                                                                                                                       501,218


TRANSPORTATION INFRASTRUCTURE  -  1.44%
Abertis Infraestructuras SA                                                                        8,406,369           140,228
Macquarie Infrastructure Group                                                                    40,290,265            79,897
Macquarie Airports (2)                                                                            58,706,424            76,199
BRISA-Auto-Estradas de Portugal, SA                                                               10,450,000            71,079
Hills Motorway Group (2)                                                                          11,100,000            53,148
                                                                                                                       420,551


GAS UTILITIES  -  1.40%
Gas Natural SDG, SA                                                                                8,830,000           216,448
Enbridge Inc.                                                                                      3,074,262           112,413
NiSource Inc.                                                                                      4,039,307            81,432
                                                                                                                       410,293


DIVERSIFIED FINANCIAL SERVICES  -  1.27%
ING Groep NV                                                                                       5,815,000           124,507
Euronext NV                                                                                        3,030,000            88,062
Suncorp-Metway Ltd.                                                                                8,120,000            78,461
Fortis                                                                                             3,462,000            75,370
GATX Corp. 7.50% convertible note 2007 (3)                                                  $      3,000,000             3,424
                                                                                                                       369,824


CHEMICALS  -  1.17%
Dow Chemical Co.                                                                                   6,450,000           256,000
Lyondell Chemical Co.                                                                              4,402,000            71,973
BASF AG                                                                                              283,000            14,586
                                                                                                                       342,559

PHARMACEUTICALS  -  1.13%
Bristol-Myers Squibb Co.                                                                          11,830,000           296,933
Schering-Plough Corp.                                                                              2,050,000            34,296
                                                                                                                       331,229

HOTELS, RESTAURANTS & LEISURE  -  1.00%
Mitchells & Butlers PLC                                                                           18,410,081            82,680
Sky City Ltd. (2)                                                                                 22,969,600            63,267
Hilton Group PLC                                                                                  11,300,000            49,846
Greene King PLC                                                                                    2,115,124            36,532
InterContinental Hotels Group PLC                                                                  3,828,636            35,816
Harrah's Entertainment, Inc.                                                                         425,000            22,602
                                                                                                                       290,743


ROAD & RAIL  -  0.79%
Stagecoach Group PLC                                                                              59,133,686            86,336
Kowloon Motor Bus Co. (1933) Ltd.                                                                 13,773,200            70,644
ComfortDelGro Corp. Ltd.                                                                          67,824,451            49,044
SMRT Corp. Ltd.                                                                                   68,363,000            25,119
                                                                                                                       231,143

AUTOMOBILES  -  0.70%
General Motors Corp.                                                                               1,700,000            80,614
General Motors Corp., Series B, 5.25% convertible debentures 2032                           $      1,000,000            25,260
DaimlerChrysler AG                                                                                 1,620,000            72,535
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                              473,600            26,725
                                                                                                                       205,134


BEVERAGES  -  0.64%
Foster's Group Ltd.                                                                               42,031,188           148,209
Lion Nathan Ltd.                                                                                   5,970,000            26,906
Wolverhampton & Dudley Breweries, PLC                                                                845,400            12,898
                                                                                                                       188,013

METALS & MINING  -  0.60%
Worthington Industries, Inc.                                                                       3,931,200            70,958
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                     858,000            39,039
Alumina Ltd.                                                                                       9,668,800            35,349
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred  (3)                                  35,000            30,888
                                                                                                                       176,234


BUILDING PRODUCTS  -  0.60%
Geberit AG                                                                                           199,891           121,445
Uponor Oyj                                                                                         1,460,000            44,583
Ultraframe PLC                                                                                     3,317,000             8,803
                                                                                                                       174,831

ELECTRICAL EQUIPMENT  -  0.60%
Emerson Electric Co.                                                                               1,470,000            88,523
Hubbell Inc., Class B                                                                              1,910,000            85,835
                                                                                                                       174,358

INDUSTRIAL CONGLOMERATES  -  0.59%
General Electric Co.                                                                               5,750,000           172,213
                                                                                                                       172,213


OTHER  -  4.12%
Dixons Group PLC                                                                                  34,184,561            94,207
IHC Caland NV (2)                                                                                  1,858,797            87,456
Sonic Healthcare Ltd.                                                                             13,348,349            86,822
Vodafone Group PLC                                                                                20,000,000            48,638
Vodafone Group PLC (ADR)                                                                             875,000            21,473
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006                                         1,069,500 units      55,058
Singapore Technologies Engineering Ltd.                                                           48,700,000            54,111
ServiceMaster Co.                                                                                  4,246,200            51,506
Solectron Corp. 0% LYON convertible notes 2020                                              $     51,000,000            29,963
Solectron Corp. 7.25% ACES convertible preferred 2004                                              1,350,000 units      19,508
LG Engineering & Construction Co., Ltd. (2)                                                        2,550,000            43,366
Leighton Holdings Ltd.                                                                             5,547,000            41,399
Temple-Inland Inc. 7.50% Upper DECS 2005                                                             690,000 units      38,709
Toys "R" Us, Inc. 6.25% 2005                                                                         805,000 units      35,662
Cochlear Ltd.                                                                                      2,480,600            35,561
Cheung Kong Infrastructure Holdings Ltd.                                                          14,223,000            34,013
Spirax-Sarco Engineering PLC                                                                       3,336,391            33,936
Rotork PLC (2)                                                                                     4,840,996            33,084
WD-40 Co. (2)                                                                                      1,076,650            32,676
Fong's Industries Co. Ltd. (2)                                                                    36,590,000            31,904
Pacifica Group Ltd. (2)                                                                            9,300,000            30,983
Ekornes ASA                                                                                        1,455,425            29,241
Hyundai Development Co.                                                                            2,470,000            27,793
Volvo AB, Class B                                                                                    800,000            27,406
Qantas Airways Ltd.                                                                               10,986,634            26,541
JCG Holdings Ltd.                                                                                 29,019,000            21,954
Baxter International Inc. 7.00% convertible preferred 2006                                           400,000 units      21,668
Hung Hing Printing Group Ltd.                                                                     28,550,000            21,599
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                                              929,500 units      15,690
SCMP Group Ltd.                                                                                   32,936,000            13,937
Singapore Post Private Ltd.                                                                       25,010,000            12,204
DFS Furniture Co. PLC                                                                              1,391,430            10,510
Northrop Grumman Corp. 7.25% convertible preferred 2004                                              100,000 units      10,463
Seco Tools AB, Class B                                                                               255,000            10,356
Chen Hsong Holdings Ltd. (Hong Kong -- Incorporated in Bermuda)                                   11,118,000             6,843
Chen Hsong Holdings Ltd.                                                                           1,822,000             1,121
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (3)                                  100,000             7,100
                                                                                                                     1,204,461

MISCELLANEOUS  -  4.75%
Other equity securities in initial period of acquisition                                                             1,388,894


TOTAL EQUITY SECURITIES (cost: $17,060,057,000)                                                                     20,174,604



                                                                                                   Principal
                                                                                                      amount
BONDS & notes  -  26.22%                                                                               (000)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.43%
Deutsche Telekom International Finance BV:
 8.25% 2005 (4)                                                                               $       20,000            21,295
 3.875% 2008                                                                                          10,375            10,329
 8.50% 2010 (4)                                                                                       26,500            31,350
 8.75% 2030 (4)                                                                                       13,900            17,315
Sprint Capital Corp.:
 6.00% 2007                                                                                           15,000            15,955
 6.375% 2009                                                                                          23,000            24,728
 7.625% 2011                                                                                          34,000            38,392
France Telecom: (4)
 8.20% 2006                                                                                           12,000            13,057
 8.75% 2011                                                                                           31,750            37,585
Orange PLC 9.00% 2009                                                                                 18,725            19,666
British Telecommunications PLC: (4)
 7.875% 2005                                                                                          18,000            19,489
 8.375% 2010                                                                                          23,250            27,710
Koninklijke KPN NV:
 7.50 % 2005                                                                                          29,007            31,007
 8.00% 2010                                                                                           13,250            15,518
SBC Communications Inc. 5.75% 2006                                                                    19,900            21,067
Telecom Italia SpA: (3)
 Series A, 4.00% 2008                                                                                  5,750             5,706
 Series B, 5.25% 2013                                                                                 13,650            13,483
Telefonos de Mexico, SA de CV 8.25% 2006                                                              15,000            16,309
Telefonica Europe BV 7.35% 2005                                                                       10,000            10,659
Qwest Services Corp. 13.00% 2007 (3)                                                                   8,840            10,078
Singapore Telecommunications Ltd.:
 6.375% 2011 (3)                                                                                         175               190
 6.375% 2011                                                                                           6,575             7,137
AT&T Corp. 8.05% 2011 (4)                                                                              5,000             5,494
PCCW-HKT Capital Ltd.:
 7.75% 2011 (3)                                                                                        2,450             2,801
 7.75% 2011                                                                                            1,800             2,058
                                                                                                                       418,378

INSURANCE  -  1.25%
International Lease Finance Corp.:
 Series P, 3.125% 2007                                                                                 5,000             4,961
 4.35% 2008                                                                                           28,500            28,805
 4.50% 2008                                                                                           12,000            12,256
 3.50% 2009                                                                                            2,000             1,931
 Series O, 4.55% 2009                                                                                  4,600             4,628
 6.375% 2009                                                                                           7,500             8,170
AIG SunAmerica Global Financing II 7.60% 2005 (3)                                                     20,000            21,228
ASIF Global Financing XXVIII 0% 2007 (3)  (4)                                                          7,000             7,000
Monumental Global Funding Trust II: (3)
 2001-B, Series B, 6.05% 2006                                                                         25,000            26,573
 3.45% 2007                                                                                           10,000            10,062
 2002-A, Series A, 5.20% 2007                                                                         40,000            42,007
Prudential Insurance Co. of America 6.375% 2006 (3)                                                   35,445            38,191
Prudential Holdings, LLC, Series C, 8.695% 2023 (3)  (5)                                              15,000            18,364
Prudential Funding LLC 6.60% 2008 (3)                                                                 12,412            13,598
Allstate Corp. 5.375% 2006                                                                            20,000            21,231
Allstate Financial Global Funding LLC 5.25% 2007 (3)                                                  15,000            15,847
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                          27,500            29,053
Mangrove Bay Pass Through Trust 6.102% 2033 (3)  (4)                                                  19,490            19,421
ING Security Life Institutional Funding 2.70% 2007 (3)                                                15,000            14,875
Principal Life Global Funding I 4.40% 2010 (3)                                                        10,000             9,893
Travelers Property Casualty Corp. 3.75% 2008                                                           7,500             7,491
Lincoln National Corp. 5.25% 2007                                                                      6,145             6,551
CNA Financial Corp. 6.75% 2006                                                                         3,230             3,451
                                                                                                                       365,587

MEDIA  -  1.12%
Liberty Media Corp.:
 3.50% 2006                                                                                            7,000             7,018
 7.875% 2009                                                                                          43,250            49,213
Viacom Inc. 5.625% 2007                                                                               45,000            47,882
Time Warner Inc. 8.18% 2007                                                                           25,000            28,328
AOL Time Warner Inc.:
 6.15% 2007                                                                                           15,000            16,059
 6.75% 2011                                                                                            2,000             2,179
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                          26,000            29,494
 6.875% 2009                                                                                          15,000            16,531
Cox Radio, Inc. 6.625% 2006                                                                           34,867            37,136
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                      16,500            18,968
Clear Channel Communications, Inc.:
 6.00% 2006                                                                                            7,000             7,452
 6.625% 2008                                                                                           8,245             8,973
Univision Communications Inc.:
 2.875% 2006                                                                                          13,000            12,909
 3.875% 2008                                                                                           4,100             4,033
 7.85% 2011                                                                                           10,900            12,718
Cox Communications, Inc.:
 7.75% 2006                                                                                           20,000            22,084
 7.875% 2009                                                                                           5,000             5,726
                                                                                                                       326,703


COMMERCIAL BANKS  -  1.10%
Household Finance Corp.:
 8.00% 2005                                                                                           15,206            16,105
 6.50% 2006                                                                                           20,000            21,354
 5.75% 2007                                                                                           11,000            11,722
 4.125% 2008                                                                                           6,000             6,004
 6.40% 2008                                                                                           30,000            32,783
Wells Fargo & Co.:
 5.125% 2007                                                                                          27,500            28,966
 3.50% 2008                                                                                           10,000             9,932
Wells Fargo Financial, Inc. 6.125% 2012                                                               15,000            16,181
J.P. Morgan Chase & Co.:
 5.35% 2007                                                                                            8,000             8,466
 4.00% 2008                                                                                           10,000            10,096
 3.50% 2009                                                                                            5,000             4,842
 Series A, 6.00% 2009                                                                                  7,500             8,048
 4.50% 2010                                                                                           20,000            19,756
BankAmerica Corp.:
 Series I, 7.125% 2005                                                                                 1,500             1,578
 7.125% 2006                                                                                           1,000             1,087
 5.25% 2007                                                                                           20,000            21,094
 3.875% 2008                                                                                           4,400             4,438
 5.875% 2009                                                                                           7,500             8,072
 4.375% 2010                                                                                           8,000             7,888
 7.125% 2011                                                                                           1,750             1,982
 4.875% 2012                                                                                           2,000             1,982
Bank One, National Association 5.50% 2007                                                             20,000            21,254
HVB Funding Trust III 9.00% 2031 (3)                                                                  15,000            18,665
Popular North America, Inc., Series E, 3.875% 2008                                                    10,000             9,893
Signet Bank 7.80% 2006                                                                                 7,760             8,661
BankBoston NA 7.00% 2007                                                                               7,500             8,300
PNC Funding Corp. 5.75% 2006                                                                           7,500             7,964
Zions Bancorp. 6.00% 2015                                                                              4,000             4,138
                                                                                                                       321,251


AUTOMOBILES & COMPONENTS  -  1.09%
Ford Motor Credit Co.:
 7.60% 2005                                                                                           20,000            21,140
 6.875% 2006                                                                                          17,000            18,001
 5.80% 2009                                                                                            4,750             4,843
 7.375% 2009                                                                                          27,500            29,760
 7.25% 2011                                                                                           36,000            38,255
 7.375% 2011                                                                                          20,000            21,415
General Motors Acceptance Corp.:
 7.50% 2005                                                                                           25,000            26,386
 4.50% 2006                                                                                           10,000            10,222
 6.125% 2006                                                                                          25,000            26,397
 6.75% 2006                                                                                            8,000             8,475
 6.125% 2007                                                                                          17,250            18,242
 6.875% 2011                                                                                          17,000            17,869
General Motors Corp. 7.20% 2011                                                                       10,145            10,802
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                           28,000            29,805
 4.05% 2008                                                                                            6,480             6,371
 4.75% 2008                                                                                           16,520            16,773
Delphi Corp. 6.50% 2013                                                                                4,000             4,133
Delphi Trust II, trust preferred securities, 6.197% 2033 (4)                                           2,750             2,789
Lear Corp., Series B, 8.11% 2009                                                                       3,115             3,594
ArvinMeritor, Inc. 8.75% 2012                                                                          2,000             2,190
                                                                                                                       317,462


HEALTH CARE PROVIDERS & SERVICES  -  0.92%
HCA Inc.:
 7.125% 2006                                                                                          53,266            56,665
 6.95% 2012                                                                                            4,000             4,185
 6.25% 2013                                                                                            2,600             2,590
 5.75% 2014                                                                                           34,600            33,055
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                            4,595             4,783
 7.00% 2007                                                                                           30,230            32,506
 7.25% 2008                                                                                           13,150            14,113
HCA - The Healthcare Co.:
 8.75% 2010                                                                                           16,285            18,709
 7.875% 2011                                                                                          20,000            22,110
UnitedHealth Group Inc.:
 7.50% 2005                                                                                           10,770            11,590
 3.75% 2009                                                                                           15,000            14,777
Aetna Inc. 7.375% 2006                                                                                17,250            18,713
Health Net, Inc. 8.375% 2011                                                                          14,785            17,477
Humana Inc. 7.25% 2006                                                                                12,850            13,988
Universal Health Services, Inc. 6.75% 2011                                                             3,200             3,473
                                                                                                                       268,734

WIRELESS TELECOMMUNICATION SERVICES  -  0.82%
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                           20,575            22,863
 7.875% 2011                                                                                          40,700            46,942
Tritel PCS, Inc. 10.375% 2011                                                                         45,364            52,961
TeleCorp PCS, Inc. 10.625% 2010                                                                       11,823            13,501
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                       91,600            96,717
Vodafone Group PLC 5.375% 2015                                                                         8,000             7,986
                                                                                                                       240,970

UTILITIES  -  0.82%
NiSource Finance Corp.:
 7.625% 2005                                                                                          32,285            34,691
 6.15% 2013                                                                                            3,000             3,154
 5.40% 2014                                                                                           25,000            24,717
Dominion Resources, Inc.:
 Series B, 4.125% 2008                                                                                10,000            10,064
 Series 2002-D, 5.125% 2009                                                                           15,561            15,970
 Series 2000-A, 8.125% 2010                                                                           15,000            17,590
 Series 2002-C, 5.70% 2012 (4)                                                                         4,250             4,396
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                            6,000             6,318
Cilcorp Inc.:
 8.70% 2009                                                                                           17,025            20,146
 9.375% 2029                                                                                           5,000             6,732
AmerenEnergy Generating Co., Series D, 8.35% 2010                                                      5,000             5,941
Exelon Generation Co., LLC 6.95% 2011                                                                 21,600            24,099
Commonwealth Edison Co.:
 Series 99, 3.70% 2008                                                                                 2,750             2,743
 Series 101, 4.70% 2015                                                                                3,000             2,874
Exelon Corp. 6.75% 2011                                                                                2,000             2,211
Alabama Power Co.:
 Series Y, 2.80% 2006                                                                                  5,000             4,966
 Series X, 3.125% 2008                                                                                 1,800             1,753
 Series R, 4.70% 2010                                                                                  1,750             1,757
 Series Q, 5.50% 2017                                                                                  4,000             4,047
Southern Power Co., Series B, 6.25% 2012                                                               6,000             6,405
Progress Energy, Inc. 6.85% 2012                                                                       8,000             8,792
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                                         5,000             4,902
Oncor Electric Delivery Co. 6.375% 2012                                                                8,725             9,468
Southern California Gas Co., First Mortgage Bonds, Series II,  4.375% 2011                             5,500             5,463
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12,
   4.875% 2013                                                                                         5,000             4,929
Pacific Gas and Electric Co., First Mortgage Bonds:
 3.60% 2009                                                                                            4,000             3,884
 4.20% 2011                                                                                            1,000               961
MidAmerican Energy Co. 5.125% 2013                                                                     1,500             1,503
                                                                                                                       240,476

MULTI-UTILITIES & UNREGULATED POWER  -  0.75%
Williams Companies, Inc.:
 7.125% 2011                                                                                          30,000            31,500
 8.125% 2012                                                                                          30,700            33,540
Williams Holdings of Delaware, Inc.:
 6.25% 2006                                                                                           24,000            25,020
 6.50% 2008                                                                                            6,000             6,270
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012                                            8,000             9,360
Duke Capital Corp.:
 7.50% 2009                                                                                           35,000            39,219
 5.50% 2014                                                                                            6,000             5,815
Duke Energy Corp. First and Refunding Mortgage Bonds, Series A, 3.75% 2008                            10,000             9,958
PSEG Power LLC:
 3.75% 2009                                                                                           10,000             9,678
 7.75% 2011                                                                                           12,500            14,411
El Paso Corp.:
 7.00% 2011                                                                                            5,000             4,275
 7.875% 2012                                                                                           8,000             7,080
 7.75% 2032                                                                                            7,000             5,495
Constellation Energy Group, Inc. 6.125% 2009                                                          11,000            11,810
Equitable Resources, Inc.:
 5.15% 2012                                                                                            2,500             2,551
 5.15% 2018                                                                                            3,125             3,042
                                                                                                                       219,024

REAL ESTATE  -  0.74%
EOP Operating LP:
 6.625% 2005                                                                                             500               518
 8.375% 2006                                                                                             600               659
 7.75% 2007                                                                                           20,000            22,657
 6.75% 2008                                                                                            9,195            10,092
Spieker Properties, L.P.:
 6.75% 2008                                                                                            3,500             3,824
 7.125% 2009                                                                                           2,000             2,210
Developers Diversified Realty Corp.:
 3.875% 2009                                                                                          15,000            14,564
 4.625% 2010                                                                                          19,205            18,891
Simon Property Group, LP:
 6.375% 2007                                                                                           5,000             5,473
 5.375% 2008                                                                                           2,000             2,093
 3.75% 2009 (3)                                                                                       15,500            15,032
 4.875% 2010                                                                                           5,000             5,073
United Dominion Realty Trust, Inc.:
 Series E, 4.50% 2008                                                                                  4,500             4,564
 6.50% 2009                                                                                           18,500            20,108
Hospitality Properties Trust:
 7.00% 2008                                                                                            3,000             3,234
 6.75% 2013                                                                                           18,925            19,829
Kimco Realty Corp.:
 Series A, 6.73% 2005                                                                                 10,120            10,652
 Series C, 3.95% 2008                                                                                  3,000             2,977
 6.00% 2012                                                                                            2,000             2,105
Price REIT, Inc. 7.50% 2006                                                                            2,900             3,220
Rouse Co.:
 3.625% 2009                                                                                           5,550             5,325
 7.20% 2012                                                                                            4,700             5,222
 5.375% 2013                                                                                           4,000             3,912
ERP Operating Limited Partnership:
 6.95% 2011                                                                                            8,200             9,105
 6.625% 2012                                                                                           3,000             3,285
Boston Properties LP 6.25% 2013                                                                        6,500             6,876
Federal Realty Investment Trust:
 6.125% 2007                                                                                           4,500             4,807
 8.75% 2009                                                                                            1,000             1,190
Archstone-Smith Operating Trust  5.00% 2007                                                            5,000             5,215
ProLogis Trust 7.05% 2006                                                                              3,000             3,293
                                                                                                                       216,005

DIVERSIFIED FINANCIAL SERVICES  -  0.69%
USA Education, Inc. 5.625% 2007                                                                       38,000            40,642
SLM Corp., Series A:
 3.625% 2008                                                                                          10,000             9,959
 3.126% 2009 (4)                                                                                      10,000             9,838
 4.00% 2009                                                                                           10,000             9,946
 5.375% 2014                                                                                          10,000             9,999
MBNA Corp.:
 5.625% 2007                                                                                          26,000            27,435
 Series B, 1.931% 2027 (4)                                                                             5,000             4,734
MBNA America Bank, National Association 5.375% 2008                                                   13,000            13,608
Capital One Bank:
 6.875% 2006                                                                                          15,000            15,999
 5.75% 2010                                                                                            8,000             8,324
Capital One Financial Corp.:
 8.75% 2007                                                                                            3,250             3,642
 7.125% 2008                                                                                           5,750             6,294
CIT Group Inc.:
 3.375% 2009                                                                                           5,000             4,785
 6.875% 2009                                                                                          16,000            17,794
Citigroup Inc. 5.125% 2014                                                                            10,000             9,930
Commercial Credit Co. 6.625% 2006                                                                      1,975             2,160
American Express Credit Corp. 3.00% 2008                                                               5,000             4,864
                                                                                                                       199,953

CAPITAL GOODS  -  0.66%
General Electric Capital Corp.:
 Series A, 5.00% 2007                                                                                 47,500            49,843
 4.25% 2008                                                                                           10,000            10,211
Tyco International Group SA:
 6.375% 2005                                                                                          20,000            20,810
 5.80% 2006                                                                                            5,000             5,248
 6.125% 2008                                                                                          22,500            23,779
 6.125% 2009                                                                                           5,000             5,283
 6.375% 2011                                                                                           4,500             4,746
Raytheon Co.:
 6.50% 2005                                                                                            7,063             7,408
 4.85% 2011                                                                                           16,000            15,952
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (3)  (5)                              18,905            20,428
Hutchison Whampoa International Ltd. 6.50% 2013 (3)                                                   11,800            11,906
John Deere Capital Corp. 3.90% 2008                                                                    8,000             8,043
Bombardier Inc. 6.30% 2014 (3)                                                                         8,000             7,903
                                                                                                                       191,560

OTHER  -  3.03%
Weyerhaeuser Co.:
 5.95% 2008                                                                                           31,593            33,766
 5.25% 2009                                                                                           23,000            23,700
 6.75% 2012                                                                                            1,500             1,647
Electronic Data Systems Corp., Series B, 6.00% 2013 (4)                                               60,000            55,860
Motorola, Inc.:
 6.75% 2006                                                                                           34,500            36,659
 7.625% 2010                                                                                          10,000            11,323
 8.00% 2011                                                                                            5,000             5,800
Phillips Petroleum Co. 8.50% 2005                                                                     41,700            44,527
Washington Mutual, Inc.:
 2.40% 2005                                                                                            7,000             7,002
 7.50% 2006                                                                                           34,000            37,374
Cendant Corp.:
 6.875% 2006                                                                                          14,525            15,747
 6.25% 2008                                                                                           12,250            13,242
 7.375% 2013                                                                                           7,500             8,497
Dow Chemical Co.:
 5.00% 2007                                                                                           10,500            10,959
 5.75% 2008                                                                                           10,500            11,173
 5.75% 2009                                                                                            5,000             5,290
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009 (3)                                          7,500             7,175
Packaging Corp. of America:
 4.375% 2008                                                                                          25,000            24,865
 5.75% 2013                                                                                            7,000             7,047
Waste Management, Inc.:
 6.875% 2009                                                                                          22,500            24,929
 5.00% 2014                                                                                            7,000             6,743
Toys "R" Us, Inc.:
 6.875% 2006                                                                                           5,000             5,312
 7.625% 2011                                                                                           7,500             7,725
 7.875% 2013                                                                                          17,760            18,382
Wyeth: (4)
 4.375% 2008                                                                                          13,625            13,765
 5.50% 2013                                                                                           12,600            12,630
Wal-Mart Stores, Inc.:
 8.00% 2006                                                                                            9,500            10,596
 6.875% 2009                                                                                          12,000            13,562
Lowe's Companies, Inc.:
 7.50% 2005                                                                                           10,096            10,900
 Series B, 6.70% 2007                                                                                  5,455             6,013
 8.25% 2010                                                                                            5,455             6,554
Nabisco, Inc.:
 7.05% 2007                                                                                            1,000             1,103
 7.55% 2015                                                                                            6,645             7,769
 6.375% 2035 (4)                                                                                      10,020            10,311
Kraft Foods Inc.:
 4.625% 2006                                                                                           1,000             1,035
 6.25% 2012                                                                                            1,855             1,990
International Paper Co.:
 4.00% 2010                                                                                           11,500            11,062
 8.125% 2024                                                                                          10,000            10,433
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                      18,085            19,487
Ryland Group, Inc. 9.75% 2010                                                                         16,130            18,187
SUPERVALU INC:
 7.625% 2004                                                                                           2,000             2,045
 7.875% 2009                                                                                           5,212             5,989
 7.50% 2012                                                                                            7,980             9,047
Pulte Corp. 8.375% 2004                                                                                6,430             6,511
Pulte Homes, Inc. 8.125% 2011                                                                          7,500             8,705
Carnival Corp.:
 3.75% 2007 (3)                                                                                        6,000             5,987
 6.15% 2008                                                                                            8,250             8,825
Anheuser-Busch Co. Inc. 9.00% 2009                                                                    12,000            14,741
Pemex Finance Ltd. 8.875% 2010 (5)                                                                    12,427            14,622
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                 11,500            12,420
ITT Corp. 6.75% 2005                                                                                   2,000             2,110
Kellogg Co. 6.00% 2006                                                                                13,250            14,072
Hilton Hotels Corp.:
 7.625% 2008                                                                                           4,000             4,410
 7.20% 2009                                                                                            5,662             6,214
 7.625% 2012                                                                                           2,825             3,171
Lennar Corp., Series B, 9.95% 2010                                                                    12,125            13,702
Hyatt Equities, LLC 6.875% 2007 (3)                                                                   12,825            13,591
Office Depot, Inc. 6.25% 2013                                                                         11,000            11,515
MGM Mirage, Inc. 8.50% 2010                                                                           10,000            11,325
Fort James Corp. 6.875% 2007                                                                          10,050            10,854
Norske Skogindustrier ASA: (3)
 7.625% 2011                                                                                           6,710             7,582
 6.125% 2015                                                                                           2,500             2,510
Phelps Dodge Corp. 8.75% 2011                                                                          8,000             9,661
Target Corp.:
 3.375% 2008                                                                                           1,650             1,631
 5.375% 2009                                                                                           7,500             7,913
Devon Financing Corp., ULC 6.875% 2011                                                                 7,500             8,339
Schering-Plough Corp. 5.30% 2013                                                                       8,200             8,202
Alcan, Inc. 5.20% 2014                                                                                 8,000             7,966
Centex Corp. 5.70% 2014                                                                                7,500             7,457
International Game Technology 8.375% 2009                                                              6,000             7,033
Toll Brothers Finance Corp. 4.95% 2014 (3)                                                             7,500             7,012
Harrah's Operating Co., Inc. 7.125% 2007                                                               6,000             6,625
Temple-Inland Inc.:
 Series F, 6.75% 2009                                                                                    500               544
 7.875% 2012                                                                                           5,100             5,830
Johnson & Johnson 8.72% 2024                                                                           5,750             6,177
MeadWestvaco Corp. 2.75% 2005                                                                          5,500             5,508
Cadbury Schweppes US Finance LLC 5.125% 2013 (3)                                                       5,500             5,439
Fred Meyer, Inc. 7.375% 2005                                                                           5,000             5,221
Bristol-Myers Squibb Co. 5.25% 2013 (3)                                                                5,000             5,038
Corporacion Nacional del Cobre de Chile 5.50% 2013                                                     5,000             4,983
Independence Community Bank 3.75% 2014 (4)                                                             4,000             3,837
Tyson Foods, Inc. 8.25% 2011                                                                           1,500             1,748
                                                                                                                       886,253

COLLATERALIZED MORTGAGE-/ASSET BACKED OBLIGATIONS  -  4.46%
CS First Boston Mortgage Securities Corp.: (5)
 Series 2002-30, Class I-A-1, 7.50% 2032                                                              18,149            18,729
 Series 2002-34, Class I-A-1, 7.50% 2032                                                               6,715             6,930
 Series 2003-AR20, Class II-A-2, 4.027% 2033 (4)                                                       7,202             7,143
 Series 2003-21, Class V-A-1, 6.50% 2033                                                               9,415             9,734
 Series 2003-AR30, Class II-A-1, 4.759% 2034 (4)                                                      52,486            52,971
 Series 2004-AR1, Class II-A-1, 4.833% 2034 (4)                                                       26,529            26,821
 Series 2001-CF2, Class A-3, 6.238% 2034                                                              11,000            11,874
 Series 1998-C1, Class C, 6.78% 2040                                                                   6,550             7,077
Bear Stearns ARM Trust: (4)  (5)
 Series 2003-6, Class A-2, 4.066% 2033                                                                16,150            16,151
 Series 2003-3, Class II-A-2, 4.19% 2033                                                              10,688            10,659
 Series 2004-1, Class I-2-A-5, 4.543% 2034                                                            19,087            19,071
 Series 2003-9, Class III-A-2, 5.078% 2034                                                            22,704            22,660
 Series 2003-8, Class III-A-1, 5.22% 2034                                                             36,610            36,192
Citigroup Mortgage Loan Trust Series 2004-HYB1, Class A-3-1, 4.55% 2034 (4)  (5)                      89,776            90,126
Metris Master Trust, Class A: (4)  (5)
 Series 2001-3, 1.33% 2008                                                                             8,500             8,489
 Series 2000-3, 1.36% 2009                                                                            18,000            17,763
 Series 2001-2, 1.42% 2009                                                                            41,500            40,908
AmeriCredit Automobile Receivables Trust, Class A-4:  (5)
 Series 2002-C, FSA insured, 3.55% 2009                                                               32,000            32,454
 Series 2003-CF, FSA insured, 3.48% 2010                                                              20,000            20,196
 Series 2004-B-M, MBIA insured, 2.67% 2011                                                             5,000             4,834
WaMu Mortgage Pass-Through Certificates Trust: (4)  (5)
 Series 2003-AR7, Class A-7, 3.842% 2033                                                              17,827            17,637
 Series 2003-AR8, Class A, 4.03% 2033                                                                  7,991             7,979
 Series 2003-AR6, Class A-1, 4.372% 2033                                                              27,132            27,202
 Series 2004-AR1,  Class A, 4.229% 2034                                                                4,421             4,459
CHL Mortgage Pass-Through Trust: (4)  (5)
 Series 2003-27, Class A-1, 3.823% 2033                                                                7,200             7,173
 Series 2003-56, Class 3-A-6, 4.934% 2033                                                             25,709            25,913
 Series 2004-7, Series 1-A-3, 4.102% 2034                                                             10,000             9,894
 Series 2003-60, Class 2-A-1, 5.065% 2034                                                             13,409            13,574
Banc of America Mortgage Securities Trust: (4)  (5)
 Series 2003-F, Class 2-A-1, 3.734% 2033                                                               3,549             3,503
 Series 2003-G, Class 2-A-1, 4.088% 2033                                                              15,134            15,111
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                              13,483            13,417
 Series 2003-E, Class 2-A-2, 4.35% 2033                                                                8,465             8,489
 Series 2003-I, Class 3-A-1, 4.561% 2033                                                               4,679             4,624
 Series 2004-B, Class 1-A-1, 3.484% 2034                                                               8,928             8,900
Chase Commercial Mortgage Securities Corp.:  (5)
 Series 1998-2, Class A-1, 6.025% 2030                                                                11,670            12,308
 Series 2000-2, Class A-1, 7.543% 2032                                                                16,314            17,899
 Series 2000-1, Class A-1, 7.656% 2032                                                                 8,138             8,382
 Series 2000-1, Class A-2, 7.757% 2032                                                                 7,500             8,637
MMCA Auto Owner Trust: (5)
 Series 2000-2, Class B, 7.42% 2005                                                                    8,000             8,085
 Series 2001-3, Class A-3, 1.35% 2006 (4)                                                                405               405
 Series 2001-3, Class B, 2.05% 2008 (4)                                                                1,930             1,913
 Series 2002-4, Class A-4, 3.05% 2009                                                                  4,000             4,009
 Series 2002-3, Class A-4, 3.57% 2009                                                                 10,000            10,111
 Series 2002-2, Class A-4, 4.30% 2010                                                                 10,000            10,162
 Series 2002-2, Class B, 4.67% 2010                                                                    1,509             1,418
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, AMBAC
   insured, 3.11% 2007 (3) (4) (5)                                                                    35,000            35,489
Salomon Brothers Commercial Mortgage Trust: (5)
 Series 2001-C2, Class A-1, 4.482% 2006                                                               10,740            11,008
 Series 2000-C1, Class A-1, 7.46% 2008                                                                19,851            21,840
MBNA Master Credit Card Trust II: (5)
 Series 2000-I, Class A, 6.90% 2008                                                                   25,000            26,550
 Series 2000-H, Class B, 1.70% 2013 (4)                                                                5,000             5,073
Chase Funding Trust, Series 2003-1, Class IIA-2, 1.43% 2032 (4) (5)                                   29,204            29,245
PP&L Transition Bond Co. LLC, Series 1999-1:  (5)
 Class A-7, 7.05% 2009                                                                                10,000            10,978
 Class A-8, 7.15% 2009                                                                                16,190            18,223
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1,
   6.80% 2031  (5)                                                                                    27,697            29,115
Morgan Stanley Dean Witter Capital I Trust, Class A-1: (5)
 Series 2001-TOP5, 5.02% 2035                                                                         14,662            15,195
 Series 2003-TOP9, 3.98% 2036                                                                          9,521             9,433
CPS Auto Receivables Trust, Class A-2, XLCA insured: (3)  (5)
 Series 2003-A, 2.89% 2009                                                                             5,163             5,147
 Series 2002-B, 3.50% 2009                                                                            11,058            11,222
 Series 2002-C, 3.52% 2009                                                                             3,257             3,277
Merrill Lynch Mortgage Investors, Inc.:  (4)  (5)
 Series 2003-A6, Class II-A, 4.581% 2033                                                               9,132             9,059
 Series 2004-A1, Class II-A-1, 4.67% 2034                                                              9,652             9,700
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033  (5)                                16,185            17,619
Triad Automobile Receivables Owner Trust, Class A-3, AMBAC insured: (5)
 Series 2002-A, 2.62% 2007                                                                             6,750             6,796
 Series 2002-1, 3.00% 2009 (3)                                                                        10,000            10,106
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974%
   2030  (5)                                                                                          15,595            16,638
Delta Air Lines, Inc.: (5)
 Series 2003-1, Class G, AMBAC insured, 1.92% 2008 (4)                                                 4,153             4,179
 Series 2001-1, Class A-2, 7.111% 2013                                                                 5,000             4,855
 Series 2002-1, Class C, 7.779% 2013                                                                   8,348             6,303
 1991 Equipment Certificates Trust, Series K, 10.00% 2014 (3)                                          2,000             1,280
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033 (5)                       15,427            16,488
Drive Auto Receivables Trust, Class A-3:  (5)
 Series 2003-1, MBIA insured, 2.41% 2007                                                               9,000             9,013
 Series 2004-1, XLCA insured, 2.419% 2008                                                              6,250             6,184
Continental Airlines, Inc.:
 MBIA insured, 2.02% 2009 (4)                                                                          2,000             2,017
 Series 1997-4, Class A, 6.90% 2019  (5)                                                               4,997             4,914
 Series 2000-1, Class A-1, 8.048% 2022  (5)                                                            7,038             7,108
American Airlines, Inc., Series 2001-2:
 Class B, 8.608% 2012                                                                                 10,000             9,418
 Class A-2, 7.858% 2013  (5)                                                                           3,000             3,041
Northwest Airlines, Inc.: (5)
 Series 1999-2, Class A, 7.575% 2020                                                                  11,345            11,486
 Series 2002-1, Class G-2, MBIA insured, 6.264% 2021                                                     893               903
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.45% 2033 (4)   (5)                               12,251            12,289
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015  (3) (5)                              10,315            11,154
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,
   Class A, 6.72% 2025  (5)                                                                           10,968            10,496
SeaWest Securitization, LLC, XLCA insured:  (3)  (5)
 Series 2002-A, Class A-3, 3.58% 2008                                                                    931               940
 Series 2003-A, Class A-2, 2.84% 2009                                                                  9,397             9,476
Southwest Airlines Co., Series 2001-1: (5)
 Class A-2, 5.496% 2006                                                                                1,400             1,478
 Class B, 6.126% 2006                                                                                  8,500             8,776
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
   Series 2003-5, Class A-2,2.43% 2033 (5)                                                            10,000            10,022
CompuCredit Credit Card Master Note Business Trust, Series 2001-One, Class A,
   1.49% 2008 (3) (4) (5)                                                                             10,000             9,997
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A-1, 4.774%
   2033 (4)  (5)                                                                                       9,348             9,263
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC
   insured, 3.69% 2027  (5)                                                                            9,000             9,098
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   Series 1997-1: (5)
 SCE-1, Class A-6, 6.38% 2008                                                                          5,933             6,253
 PG&E-1, Class A-7, 6.42% 2008                                                                         2,201             2,318
GE Seaco Finance, Series 2004-1, Class A, AMBAC insured 1.70% 2019 (4)  (5)                            8,350             8,350
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03%
   2010  (5)                                                                                           8,000             8,095
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.49%
   2009 (4) (5)                                                                                        8,000             8,046
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 2.58%
   2011 (3) (5)                                                                                        7,758             7,787
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
   Series 2001-A, Class A, 6.36% 2012 (3) (5)                                                          7,829             7,693
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023  (5)                           7,500             7,647
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298%
   2012 (3)  (5)                                                                                       7,233             7,307
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(4)(5)                       6,307             6,251
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030  (5)                                  6,390             6,193
Banco Itau SA, Series 2002-2, XLCA insured, 1.80% 2006 (3)  (4)  (5)                                   6,000             5,993
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.434% 2031  (5)                            5,204             5,498
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.64%
   2030 (4) (5)                                                                                        5,000             5,049
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011  (5)                                4,500             4,432
Security National Mortgage Loan Trust, Series 2000-1, Class A-2, 8.75%
   2024 (3)   (5)                                                                                      3,853             4,060
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
   insured, 7.33% 2006 (3) (5)                                                                         3,152             3,167
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (3)(5)                        2,003             2,007
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26%
   2009 (3)  (5)                                                                                       1,360             1,379
NPF XII, Inc., Class A: (3) (5) (6) (7)
 Series 2001-1A, 0% 2004 (4)                                                                           3,000               488
 Series 2001-3, 5.52% 2007                                                                             5,000               813
Continental Auto Receivables Owner Trust, Series 2000-A, Class A-4, MBIA
   insured, 7.42% 2004 (3) (5)                                                                         1,009             1,011
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015 (3) (5) (6)                                    5,000               291
                                                                                                                     1,304,005


FEDERAL AGENCY OBLIGATIONS: MORTGAGE PASS-THROUGHS  -  1.40%
Fannie Mae:
 3.812% 2033 (4)                                                                                      26,740            26,644
 4.006% 2033 (4)                                                                                       4,524             4,561
 4.214% 2033 (4)                                                                                       7,055             7,112
 5.00% 2018-2033                                                                                      10,986            10,801
  5.50% 2017-2018                                                                                     50,634            52,009
 6.00% 2016-2034                                                                                     134,148           137,938
 6.50% 2031-2034                                                                                      45,642            47,540
 7.00% 2016-2032                                                                                       3,682             3,901
 7.50% 2029-2031                                                                                       1,533             1,647
 10.50% 2021-2022                                                                                      1,578             1,812
 11.00% 2015-2020                                                                                      3,313             3,859
Freddie Mac:
 4.50% 2018                                                                                            9,425             9,291
 5.00% 2018                                                                                           21,023            21,191
 6.00% 2017-2034                                                                                      28,201            28,871
 7.50% 2032                                                                                            7,199             7,761
Government National Mortgage Assn.:
 6.00% 2033                                                                                           40,910            42,033
 6.50% 2032                                                                                            1,952             2,044
                                                                                                                       409,015


FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED MORTGAGE OBLIGATIONS (5)  -  0.08%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                                 2,602             2,614
 Series 2002-W3, Class A-5, 7.50% 2028                                                                 1,166             1,256
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                             9,726             9,651
 Series 2001-50, Class BA, 7.00% 2041                                                                  1,389             1,477
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                     5,000             4,963
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.519% 2027 (3) (4)                       4,091             4,450
                                                                                                                        24,411


OTHER FEDERAL AGENCY OBLIGATIONS  -  0.66%
Fannie Mae: 7.125% 2005-2007                                                                         100,000           107,774
Freddie Mac:
 5.25% 2006                                                                                           30,000            31,453
 7.00% 2005                                                                                           26,000            27,579
 5.125% 2008                                                                                          15,000            15,812
 4.50% 2014                                                                                           10,000             9,617
                                                                                                                       192,235



GOVERNMENT & GOVERNMENTAL AUTHORITIES (EXCLUDING U.S.)  -  0.04%
United Mexican States Government Global 4.625% 2008                                                   12,200            12,170
                                                                                                                        12,170

U.S. TREASURY NOTES AND BONDS  -  4.89%
 7.25% May 2004                                                                                      200,000           200,406
 12.375% May 2004                                                                                    156,000           156,585
 7.25% August 2004                                                                                    77,000            78,360
 13.750% August 2004                                                                                 162,000           167,847
 7.875% November 2004                                                                                 80,000            82,813
 11.625% November 2004                                                                               125,000           131,875
 6.50% May 2005                                                                                        7,500             7,870
 6.75% May 2005                                                                                       30,000            31,556
 12.00% May 2005                                                                                      60,000            66,337
 10.75% August 2005                                                                                   94,000           104,604
 5.75% November 2005                                                                                  15,000            15,841
 9.375% February 2006                                                                                100,000           112,562
 3.375% January 2007  (8)                                                                             11,750            12,670
 6.25% February 2007                                                                                  15,000            16,395
 3.625% January 2008  (8)                                                                             28,809            31,702
 10.375% November 2009                                                                                75,000            78,609
 12.75% November 2010                                                                                100,000           115,859
 Principal Strip 0% May 2018                                                                          12,060             5,695
 6.375% August 2027                                                                                    9,000            10,191
                                                                                                                     1,427,777

MUNICIPAL OBLIGATIONS  -  0.27%
County of Los Angeles, Taxable Pension Obligation Bonds, Series 1994-A, FSA
   insured, 8.57% 2005                                                                                25,000            26,867
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
   Bonds, Series 2003-A1:
 5.00% 2021                                                                                           13,500            13,306
 6.25% 2033                                                                                           14,080            13,213
Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 3.585%
   5/1/2004                                                                                           10,000            10,001
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
   Bonds, 6.125% 2027 (expected maturity 2014)                                                        10,340             9,617
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030
   (expected maturity 2013)                                                                            5,900             5,101
                                                                                                                        78,105


TOTAL BONDS & notes (cost: $7,571,547,000)                                                                           7,660,074





SHORT-TERM SECURITIES  -  4.89%

CORPORATE SHORT-TERM NOTES  -  4.31%
DuPont (E.I.) de Nemours & Co. 1.00%-1.03% due 5/12-7/7/04                                           107,500           107,324
Procter & Gamble Co. 0.99%-1.00% due 5/13-6/7/04 (3)                                                 103,600           103,529
Park Avenue Receivables Co., LLC 1.03% due 5/6-5/28/04 (3)                                            75,000            74,957
J.P. Morgan Chase & Co. 1.03% due 6/16/04                                                             15,000            14,980
Coca-Cola Co. 1.00%-1.02% due 5/11-7/19/04 (9)                                                        87,400            87,309
Wal-Mart Stores Inc. 0.99%-1.01% due 5/25-6/22/04 (3)                                                 87,000            86,895
Clipper Receivables Company LLC 1.03%-1.04% due 5/17-5/21/04 (3) (9)                                  70,000            69,964
Triple-A One Funding Corp. 1.03% due 5/13-5/24/04 (3)                                                 67,300            67,263
Pfizer Inc 1.01%-1.02% due 6/28-6/29/04 (3)                                                           65,200            65,091
Three Pillars Funding, LLC 1.04% due 5/10-5/17/04 (3)                                                 63,800            63,776
Edison Asset Securitization LLC 1.03% due 6/3-6/9/04 (3) (9)                                          55,000            54,942
General Electric Capital Corp. 1.02% due 5/3/04                                                        5,100             5,100
Bank of America Corp. 1.02%-1.06% due 5/25-7/26/04 (9)                                                60,000            59,921
Gannett Co. 1.00%-1.01% due 5/20/04 (3)                                                               50,000            49,972
Netjets Inc. 1.00% due 5/27/04 (3)                                                                    50,000            49,963
CAFCO, LLC 1.04% due 5/21-6/8/04 (3)                                                                  46,800            46,769
FCAR Owner Trust I 1.03% due 5/7/04                                                                   45,000            44,991
Variable Funding Capital Corp. 1.025% due 5/5/04 (3)                                                  37,600            37,595
Anheuser-Busch Cos. Inc. 0.98% due 6/24/04 (3) (9)                                                    37,200            37,143
ChevronTexaco Corp. 0.99% due 6/4/04                                                                  36,000            35,964
Caterpillar Financial Services Corp. 1.00% due 5/25-6/2/04                                            25,325            25,304
Archer Daniels Midland Co. 1.02% due 5/11/04 (3)                                                      25,000            24,992
Kimberly-Clark Worldwide Inc. 0.98% due 5/26/04 (3)                                                   25,000            24,982
Harvard University 0.99% due 6/28/04                                                                  20,000            19,967
                                                                                                                     1,258,693

CERTIFICATES OF DEPOSIT  -  0.29%
Wells Fargo & Co. 1.02% due 5/10-6/11/04                                                              84,900            84,900
                                                                                                                        84,900

FEDERAL AGENCY DISCOUNT NOTES  -  0.16%
Student Loan Marketing Assn. 1.045% due 6/17/04 (4) (9)                                               28,500            28,498
Federal Farm Credit Banks 0.97% due 6/30/04                                                           18,600            18,570
                                                                                                                        47,068

U.S. TREASURIES  -  0.13%
U.S. Treasury Bills 0.91%-0.94% due 5/6-7/1/04                                                        38,300            38,264
                                                                                                                        38,264

TOTAL SHORT-TERM SECURITIES (cost: $1,428,925,000)                                                                   1,428,925

TOTAL INVESTMENT SECURITIES (cost: $26,060,529,000)                                                                 29,263,603

NEW TAIWANESE DOLLAR (cost: $2,385,000)                                                            NT$79,129             2,385

OTHER ASSETS LESS LIABILITIES                                                                                          (51,937)

NET ASSETS                                                                                                         $29,214,051

(1) Security did not produce income during the last 12 months.
(2) The fund owns 8.21%, 6.83%, 6.50%, 6.49%, 6.48%, 6.31%, 6.00%, 5.78%,
    5.61%, 5.55%, 5.52%, 5.35%, 5.20% and 5.00% of the outstanding voting securities of Capital & Regional PLC, Pacifica Group Ltd., Fong's
    Industries Co. Ltd., CapitaMall Trust Management Ltd., Fortune Real Estate
    Investment Trust, WD-40 Co., Hills Motorway Group, M-real Oyj, Rotork PLC,
    Macquarie Airports, Sky City Ltd., Ascendas Real Estate Investment Trust,
    IHC Caland NV and LG Engineering & Construction Co., Ltd., respectively, and thus is considered an affiliate of these companies under the Investment
    Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Coupon rate may change periodically.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(7) Valued under fair value procedures adopted by authority of the Board of Directors.
(8) Index-linked bond whose principal amount moves with a government retail price index.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at April 30, 2004                             (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $25,509,742)                                           $28,593,946
  Affiliated issuers (cost: $550,787)                                                    669,657               $29,263,603
 Cash denominated in non-U.S. currencies (cost: $2,385)                                                              2,385
 Cash                                                                                                               19,971
 Receivables for:
  Sales of investments                                                                   114,418
  Sales of fund's shares                                                                 139,103
  Dividends and interest                                                                 230,702                   484,223
                                                                                                                29,770,182
LIABILITIES:
 Payables for:
  Purchases of investments                                                               397,267
  Repurchases of fund's shares                                                            17,818
  Dividends on fund's shares                                                             120,081
  Investment advisory services                                                             7,102
  Services provided by affiliates                                                         12,932
  Deferred Directors' compensation                                                           624
  Other fees and expenses                                                                    307                   556,131
NET ASSETS AT APRIL 30, 2004                                                                                   $29,214,051

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                    $25,770,913
 Distributions in excess of net investment income                                                                 (134,139)
 Undistributed net realized gain                                                                                   374,498
 Net unrealized appreciation                                                                                     3,202,779
NET ASSETS AT APRIL 30, 2004                                                                                   $29,214,051


Total authorized capital stock - 1,000,000 shares, $.01 par value
                                                                                             Shares                 Net asset
                                                                  Net assets            outstanding        value per share(1)

Class A                                                          $23,096,350                485,954                    $47.53
Class B                                                            2,004,896                 42,184                     47.53
Class C                                                            2,620,837                 55,143                     47.53
Class F                                                              833,577                 17,539                     47.53
Class 529-A                                                          181,388                  3,817                     47.53
Class 529-B                                                           43,047                    906                     47.53
Class 529-C                                                           85,283                  1,794                     47.53
Class 529-E                                                           10,864                    229                     47.53
Class 529-F                                                            1,825                     38                     47.53
Class R-1                                                              7,650                    161                     47.53
Class R-2                                                             93,742                  1,972                     47.53
Class R-3                                                             77,535                  1,631                     47.53
Class R-4                                                              8,430                    177                     47.53
Class R-5                                                            148,627                  3,127                     47.53
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $50.43 for each.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended April 30, 2004                 (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $27,479; also includes
            $12,748 from affiliates)                                                          $393,958
  Interest (net of non-U.S. withholding
            tax of $3)                                                                         154,969                  $548,927




 Fees and expenses:
  Investment advisory services                                                                  36,160
  Distribution services                                                                         45,753
  Transfer agent services                                                                        9,184
  Administrative services                                                                        3,266
  Reports to shareholders                                                                          609
  Registration statement and prospectus                                                          1,284
  Postage, stationery and supplies                                                                 971
  Directors' compensation                                                                          160
  Auditing and legal                                                                                83
  Custodian                                                                                      1,670
  State and local taxes                                                                            194
  Other                                                                                            116
  Total expenses before reimbursement                                                           99,450
   Reimbursement of expenses                                                                       105                    99,345
 Net investment income                                                                                                   449,582

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                                  425,934
  Non-U.S. currency transactions                                                                (1,473)                  424,461
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                  766,780
  Non-U.S. currency translations                                                                  (483)                  766,297
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               1,190,758
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                      $1,640,340


See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                            SIX MONTHS                YEAR ENDED
                                                                                       ENDED APRIL 30,               OCTOBER 31,
                                                                                                 2004*                      2003
OPERATIONS:
 Net investment income                                                                        $449,582                  $633,742
 Net realized gain on investments and
  non-U.S. currency transactions                                                               424,461                   119,095
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                            766,297                 2,008,399
  Net increase in net assets
   resulting from operations                                                                 1,640,340                 2,761,236

DIVIDENDS AND DISTRIBUTIONS PAID OR ACCRUED TO
 SHAREHOLDERS:
 Dividends from net investment income                                                         (471,375)                 (738,021)
 Distributions from net realized gain
  on investments                                                                               (89,805)                 (149,966)
   Total dividends and distributions paid or accrued
    to shareholders                                                                           (561,180)                 (887,987)

CAPITAL SHARE TRANSACTIONS                                                                   5,646,387                 9,444,131

TOTAL INCREASE IN NET ASSETS                                                                 6,725,547                11,317,380

NET ASSETS:
 Beginning of period                                                                        22,488,504                11,171,124
 End of period (including
  distributions in excess of
  net investment income: $134,139 and $112,250,
  respectively)                                                                            $29,214,051               $22,488,504

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend - with higher income distributions every quarter to the extent possible - together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and amortization of premiums or discounts. As of April 30, 2004, a portion of the difference between the tax basis undistributed net investment income and currency gains and the distributions in excess of net investment income for financial reporting purposes is attributed to amortization of premiums and discounts of $134,881,000. The remainder of the difference is substantially attributed to the accrual of dividends payable to shareholders on fund shares for financial reporting purposes of $120,081,000. Such amounts are not deducted from tax basis undistributed net investment income and currency gains until paid. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of April 30, 2004, the cost of investment securities for federal income tax purposes was $26,197,265,000.

During the six months ended April 30, 2004, the fund reclassified $96,000 from undistributed net investment income to undistributed net realized gains; and reclassified $7,399,000 from undistributed net realized gains to additional paid in capital to align financial reporting with tax reporting.

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                       $171,750
Undistributed short-term capital gains                                                                        100,582
Undistributed long-term capital gains                                                                         223,681
Gross unrealized appreciation on investment securities                                                      3,379,789
Gross unrealized depreciation on investment securities                                                      (311,066)


The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):


                                                         Six months ended April 30, 2004
                                Distributions from             Distributions from             Total distributions
                                   ordinary income        long-term capital gains                            paid
Share class
Class A                                  $ 391,790                       $ 72,463                       $ 464,253
Class B                                     26,381                          6,168                          32,549
Class C                                     31,182                          7,105                          38,287
Class F                                     12,530                          2,233                          14,763
Class 529-A                                  2,799                            500                           3,299
Class 529-B                                    521                            127                             648
Class 529-C                                    976                            224                           1,200
Class 529-E                                    155                             30                             185
Class 529-F                                     27                              5                              32
Class R-1                                       89                             21                             110
Class R-2                                    1,099                            238                           1,337
Class R-3                                    1,042                            202                           1,244
Class R-4                                      125                             23                             148
Class R-5                                    2,659                            466                           3,125
Total                                    $ 471,375                       $ 89,805                       $ 561,180



                                                            Year ended October 31, 2003
                                Distributions from             Distributions from             Total distributions
                                   ordinary income        long-term capital gains                            paid
Share class
Class A                                  $ 638,512                      $ 132,738                       $ 771,250
Class B                                     36,618                          6,635                          43,253
Class C                                     36,073                          6,351                          42,424
Class F                                     14,536                          2,286                          16,822
Class 529-A                                  3,446                            481                           3,927
Class 529-B                                    707                            118                             825
Class 529-C                                  1,197                            204                           1,401
Class 529-E                                    188                             26                             214
Class 529-F                                     29                              2                              31
Class R-1                                       89                              7                              96
Class R-2                                    1,076                             91                           1,167
Class R-3                                      856                             65                             921
Class R-4                                      120                              4                             124
Class R-5                                    4,574                            958                           5,532
Total                                    $ 738,021                      $ 149,966                       $ 887,987

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.130% on such assets in excess of $27 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross income. For the six months ended April 30, 2004, the investment advisory services fee was $36,160,000, which was equivalent to an annualized rate of 0.274% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

------------------------------------------------- ---------------------------- -----------------------------
Share class                                        Currently approved limits           Plan limits
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class A                                                      0.30%                        0.30%
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class 529-A                                                  0.30                          0.50
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes B and 529-B                                          1.00                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes C, 529-C and R-1                                     1.00                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Class R-2                                                    0.75                          1.00
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes 529-E and R-3                                        0.50                          0.75
------------------------------------------------- ---------------------------- -----------------------------
------------------------------------------------- ---------------------------- -----------------------------
Classes F, 529-F and R-4                                     0.25                          0.50
------------------------------------------------- ---------------------------- -----------------------------




          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended April 30, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $23,700          $8,343         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          9,022             841          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          10,983         Included            $1,647              $219            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           870           Included              522                 70            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         123           Included              116                 9                  $77
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         190           Included              29                  8                   19
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         354           Included              53                  10                  35
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          23           Included               7                  1                    5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          2            Included               1                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           32           Included              5                   3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          285           Included              57                 205            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          160           Included              48                  43            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           9            Included               5                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              68                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $45,753          $9,184             $2,558              $571                 $137
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $86,000 in current fees (either paid in cash or deferred) and a net increase of $74,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                          Sales(1)                         dividends and distributions
                                                              Amount             Shares                   Amount          Shares
Six months ended April 30, 2004
Class A                                                  $ 4,410,291             92,234                $ 409,424           8,637
Class B                                                      433,396              9,076                   28,828             609
Class C                                                      911,973             19,075                   31,615             667
Class F                                                      314,747              6,573                   10,969             231
Class 529-A                                                   55,428              1,161                    3,098              65
Class 529-B                                                   10,267                215                      621              13
Class 529-C                                                   29,487                617                    1,123              23
Class 529-E                                                    3,342                 70                      175               4
Class 529-F                                                      551                 11                       31               1
Class R-1                                                      3,040                 64                      101               2
Class R-2                                                     41,545                867                    1,233              26
Class R-3                                                     35,481                743                    1,132              24
Class R-4                                                      3,352                 70                      137               3
Class R-5                                                     42,168                879                    2,090              44
Total net increase
   (decrease)                                            $ 6,295,068            131,655                $ 490,577          10,349

Year ended October 31, 2003
Class A                                                  $ 7,405,320            174,398                $ 663,828          15,700
Class B                                                    1,007,923             23,803                   35,734             840
Class C                                                    1,213,322             28,456                   33,454             786
Class F                                                      398,746              9,376                   12,315             289
Class 529-A                                                   80,292              1,896                    3,520              83
Class 529-B                                                   21,377                506                      744              17
Class 529-C                                                   36,230                855                    1,262              30
Class 529-E                                                    5,100                120                      190               4
Class 529-F                                                    1,063                 25                       25               1
Class R-1                                                      4,490                106                       79               1
Class R-2                                                     55,487              1,307                      958              22
Class R-3                                                     45,582              1,071                      735              17
Class R-4                                                      5,754                135                      100               2
Class R-5                                                     51,100              1,190                    3,666              87
Total net increase
   (decrease)                                           $ 10,331,786            243,244                $ 756,610          17,879



Share class                                                          Repurchases(1)                               Net increase
                                                              Amount             Shares                   Amount          Shares
Six months ended April 30, 2004
Class A                                                   $ (877,291)           (18,355)             $ 3,942,424          82,516
Class B                                                      (63,523)            (1,327)                 398,701           8,358
Class C                                                      (97,528)            (2,039)                 846,060          17,703
Class F                                                      (55,385)            (1,154)                 270,331           5,650
Class 529-A                                                   (3,813)               (79)                  54,713           1,147
Class 529-B                                                     (768)               (16)                  10,120             212
Class 529-C                                                   (1,593)               (33)                  29,017             607
Class 529-E                                                     (210)                (4)                   3,307              70
Class 529-F                                                      (66)                (2)                     516              10
Class R-1                                                       (589)               (12)                   2,552              54
Class R-2                                                     (8,692)              (182)                  34,086             711
Class R-3                                                     (7,053)              (147)                  29,560             620
Class R-4                                                       (830)               (18)                   2,659              55
Class R-5                                                    (21,917)              (462)                  22,341             461
Total net increase
   (decrease)                                           $ (1,139,258)           (23,830)             $ 5,646,387         118,174

Year ended October 31, 2003
Class A                                                 $ (1,364,724)           (32,332)             $ 6,704,424         157,766
Class B                                                      (79,340)            (1,870)                 964,317          22,773
Class C                                                      (93,871)            (2,208)               1,152,905          27,034
Class F                                                      (66,373)            (1,572)                 344,688           8,093
Class 529-A                                                   (3,520)               (83)                  80,292           1,896
Class 529-B                                                     (693)               (16)                  21,428             507
Class 529-C                                                   (1,034)               (24)                  36,458             861
Class 529-E                                                     (278)                (6)                   5,012             118
Class 529-F                                                       -*                 -*                    1,088              26
Class R-1                                                       (479)               (11)                   4,090              96
Class R-2                                                     (7,472)              (175)                  48,973           1,154
Class R-3                                                     (5,700)              (134)                  40,617             954
Class R-4                                                       (850)               (20)                   5,004             117
Class R-5                                                    (19,931)              (458)                  34,835             819
Total net increase
   (decrease)                                           $ (1,644,265)           (38,909)             $ 9,444,131         222,214


* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2004, the total value of restricted securities was $1,591,644,000, which represented 5.45% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,387,722,000 and $2,996,954,000, respectively, during the six months ended April 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2004, the custodian fee of $1,670,000 included $23,000 that was offset by this reduction, rather than paid in cash.





FINANCIAL HIGHLIGHTS (1)

                                                                                   Income (loss) from investment operations (2) (3)
                                                                                                                Net
                                                                        Net asset                     gains (losses)
                                                                           value,            Net      on securities   Total from
                                                                        beginning     investment     (both realized   investment
                                                                        of period         income     and unrealized)  operations
CLASS A:
 Six months ended 4/30/2004 (7)                                            $45.29           $.84              $2.45        $3.29
 Year ended 10/31/2003                                                      40.73           1.72               5.36         7.08
 Year ended 10/31/2002                                                      43.80           1.82              (1.67)         .15
 Year ended 10/31/2001                                                      43.69           1.94               1.19         3.13
 Year ended 10/31/2000                                                      44.90           1.99                .26         2.25
 Year ended 10/31/1999                                                      48.40           1.93               (.70)        1.23
CLASS B:
 Six months ended 4/30/2004 (7)                                             45.29            .65               2.45         3.10
 Year ended 10/31/2003                                                      40.73           1.38               5.36         6.74
 Year ended 10/31/2002                                                      43.80           1.48              (1.67)        (.19)
 Year ended 10/31/2001                                                      43.69           1.60               1.19         2.79
 Period from 3/15/2000 to 10/31/2000                                        40.33            .96               3.44         4.40
CLASS C:
 Six months ended 4/30/2004 (7)                                             45.29            .63               2.45         3.08
 Year ended 10/31/2003                                                      40.73           1.35               5.36         6.71
 Year ended 10/31/2002                                                      43.80           1.45              (1.67)        (.22)
 Period from 3/15/2001 to 10/31/2001                                        44.15            .81               (.14)         .67
CLASS F:
 Six months ended 4/30/2004 (7)                                             45.29            .81               2.45         3.26
 Year ended 10/31/2003                                                      40.73           1.67               5.36         7.03
 Year ended 10/31/2002                                                      43.80           1.76              (1.67)         .09
 Period from 3/15/2001 to 10/31/2001                                        44.15            .99               (.14)         .85
CLASS 529-A:
 Six months ended 4/30/2004 (7)                                             45.29            .81               2.45         3.26
 Year ended 10/31/2003                                                      40.73           1.70               5.36         7.06
 Period from 2/19/2002 to 10/31/2002                                        43.06           1.19              (2.13)        (.94)
CLASS 529-B:
 Six months ended 4/30/2004 (7)                                             45.29            .61               2.45         3.06
 Year ended 10/31/2003                                                      40.73           1.30               5.36         6.66
 Period from 2/15/2002 to 10/31/2002                                        43.33            .98              (2.40)       (1.42)
CLASS 529-C:
 Six months ended 4/30/2004 (7)                                             45.29            .61               2.45         3.06
 Year ended 10/31/2003                                                      40.73           1.31               5.36         6.67
 Period from 2/20/2002 to 10/31/2002                                        43.12            .97              (2.20)       (1.23)
CLASS 529-E:
 Six months ended 4/30/2004 (7)                                             45.29            .73               2.45         3.18
 Year ended 10/31/2003                                                      40.73           1.53               5.36         6.89
 Period from 3/1/2002 to 10/31/2002                                         43.74           1.08              (2.83)       (1.75)
CLASS 529-F:
 Six months ended 4/30/2004 (7)                                             45.29            .79               2.45         3.24
 Year ended 10/31/2003                                                      40.73           1.64               5.36         7.00
 Period from 9/17/2002 to 10/31/2002                                        41.74            .14               (.89)        (.75)




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                    Income (loss) from investment operations (3)
                                                                                                                Net
                                                                        Net asset                      gains(losses)
                                                                           value,            Net      on securities   Total from
                                                                        beginning     investment     (both realized   investment
                                                                        of period         income     and unrealized)  operations
CLASS R-1:
 Six months ended 4/30/2004 (7)                                             45.29            .63               2.45         3.08
 Year ended 10/31/2003                                                      40.73           1.35               5.36         6.71
 Period from 6/11/2002 to 10/31/2002                                        45.41            .52              (4.53)       (4.01)
CLASS R-2:
 Six months ended 4/30/2004 (7)                                             45.29            .64               2.45         3.09
 Year ended 10/31/2003                                                      40.73           1.36               5.36         6.72
 Period from 5/31/2002 to 10/31/2002                                        46.10            .51              (5.16)       (4.65)
CLASS R-3:
 Six months ended 4/30/2004 (7)                                             45.29            .73               2.45         3.18
 Year ended 10/31/2003                                                      40.73           1.52               5.36         6.88
 Period from 6/4/2002 to 10/31/2002                                         45.74            .56              (4.80)       (4.24)
CLASS R-4:
 Six months ended 4/30/2004 (7)                                             45.29            .81               2.45         3.26
 Year ended 10/31/2003                                                      40.73           1.68               5.36         7.04
 Period from 5/20/2002 to 10/31/2002                                        45.84            .65              (4.85)       (4.20)
CLASS R-5:
 Six months ended 4/30/2004 (7)                                             45.29            .89               2.45         3.34
 Year ended 10/31/2003                                                      40.73           1.81               5.36         7.17
 Period from 5/15/2002 to 10/31/2002                                        45.87            .89              (5.02)       (4.13)



                                                                                  Dividends and distributions

                                                                            Dividends
                                                                            (from net   Distributions          Total   Net asset
                                                                           investment   (from capital  dividends and  value, end
                                                                              income)          gains)  distributions   of period
CLASS A:
 Six months ended 4/30/2004 (7)                                                $(.88)          $(.17)        $(1.05)      $47.53
 Year ended 10/31/2003                                                         (2.00)           (.52)         (2.52)       45.29
 Year ended 10/31/2002                                                         (2.05)          (1.17)         (3.22)       40.73
 Year ended 10/31/2001                                                         (2.08)           (.94)         (3.02)       43.80
 Year ended 10/31/2000                                                         (1.92)          (1.54)         (3.46)       43.69
 Year ended 10/31/1999                                                         (1.92)          (2.81)         (4.73)       44.90
CLASS B:
 Six months ended 4/30/2004 (7)                                                 (.69)           (.17)          (.86)       47.53
 Year ended 10/31/2003                                                         (1.66)           (.52)         (2.18)       45.29
 Year ended 10/31/2002                                                         (1.71)          (1.17)         (2.88)       40.73
 Year ended 10/31/2001                                                         (1.74)           (.94)         (2.68)       43.80
 Period from 3/15/2000 to 10/31/2000                                           (1.04)              -          (1.04)       43.69
CLASS C:
 Six months ended 4/30/2004 (7)                                                 (.67)           (.17)          (.84)       47.53
 Year ended 10/31/2003                                                         (1.63)           (.52)         (2.15)       45.29
 Year ended 10/31/2002                                                         (1.68)          (1.17)         (2.85)       40.73
 Period from 3/15/2001 to 10/31/2001                                           (1.02)              -          (1.02)       43.80
CLASS F:
 Six months ended 4/30/2004 (7)                                                 (.85)           (.17)         (1.02)       47.53
 Year ended 10/31/2003                                                         (1.95)           (.52)         (2.47)       45.29
 Year ended 10/31/2002                                                         (1.99)          (1.17)         (3.16)       40.73
 Period from 3/15/2001 to 10/31/2001                                           (1.20)              -          (1.20)       43.80
CLASS 529-A:
 Six months ended 4/30/2004 (7)                                                 (.85)           (.17)         (1.02)       47.53
 Year ended 10/31/2003                                                         (1.98)           (.52)         (2.50)       45.29
 Period from 2/19/2002 to 10/31/2002                                           (1.39)              -          (1.39)       40.73
CLASS 529-B:
 Six months ended 4/30/2004 (7)                                                 (.65)           (.17)          (.82)       47.53
 Year ended 10/31/2003                                                         (1.58)           (.52)         (2.10)       45.29
 Period from 2/15/2002 to 10/31/2002                                           (1.18)              -          (1.18)       40.73
CLASS 529-C:
 Six months ended 4/30/2004 (7)                                                 (.65)           (.17)          (.82)       47.53
 Year ended 10/31/2003                                                         (1.59)           (.52)         (2.11)       45.29
 Period from 2/20/2002 to 10/31/2002                                           (1.16)              -          (1.16)       40.73
CLASS 529-E:
 Six months ended 4/30/2004 (7)                                                 (.77)           (.17)          (.94)       47.53
 Year ended 10/31/2003                                                         (1.81)           (.52)         (2.33)       45.29
 Period from 3/1/2002 to 10/31/2002                                            (1.26)              -          (1.26)       40.73
CLASS 529-F:
 Six months ended 4/30/2004 (7)                                                 (.83)           (.17)         (1.00)       47.53
 Year ended 10/31/2003                                                         (1.92)           (.52)         (2.44)       45.29
 Period from 9/17/2002 to 10/31/2002                                            (.26)              -           (.26)       40.73




FINANCIAL HIGHLIGHTS (1)                                            (continued)

                                                                                   Dividends and distributions

                                                                            Dividends
                                                                            (from net   Distributions          Total   Net asset
                                                                           investment   (from capital  dividends and  value, end
                                                                              income)          gains)  distributions   of period
CLASS R-1:
 Six months ended 4/30/2004 (7)                                                 (.67)           (.17)          (.84)       47.53
 Year ended 10/31/2003                                                         (1.63)           (.52)         (2.15)       45.29
 Period from 6/11/2002 to 10/31/2002                                            (.67)              -           (.67)       40.73
CLASS R-2:
 Six months ended 4/30/2004 (7)                                                 (.68)           (.17)          (.85)       47.53
 Year ended 10/31/2003                                                         (1.64)           (.52)         (2.16)       45.29
 Period from 5/31/2002 to 10/31/2002                                            (.72)              -           (.72)       40.73
CLASS R-3:
 Six months ended 4/30/2004 (7)                                                 (.77)           (.17)          (.94)       47.53
 Year ended 10/31/2003                                                         (1.80)           (.52)         (2.32)       45.29
 Period from 6/4/2002 to 10/31/2002                                             (.77)              -           (.77)       40.73
CLASS R-4:
 Six months ended 4/30/2004 (7)                                                 (.85)           (.17)         (1.02)       47.53
 Year ended 10/31/2003                                                         (1.96)           (.52)         (2.48)       45.29
 Period from 5/20/2002 to 10/31/2002                                            (.91)              -           (.91)       40.73
CLASS R-5:
 Six months ended 4/30/2004 (7)                                                 (.93)           (.17)         (1.10)       47.53
 Year ended 10/31/2003                                                         (2.09)           (.52)         (2.61)       45.29
 Period from 5/15/2002 to 10/31/2002                                           (1.01)              -          (1.01)       40.73





                                                                             Ratio of expenses Ratio of expenses       Ratio of
                                                                Net assets,     to average net    to average net     net income
                                                      Total   end of period      assets before      assets after     to average
                                                  return (4)  (in millions)      reimbursement     reimbursement (5) net assets (6)
CLASS A:
 Six months ended 4/30/2004 (7)                       7.29%         $23,096            .62% (8)         .62% (8)          3.55% (8)
 Year ended 10/31/2003                                17.95          18,273            .65              .65               4.04
 Year ended 10/31/2002                                  .16          10,006            .67              .67               4.19
 Year ended 10/31/2001                                 7.39           8,057            .66              .66               4.36
 Year ended 10/31/2000                                 5.56           7,368            .67              .67               4.67
 Year ended 10/31/1999                                 2.52           8,773            .64              .64               4.15
CLASS B:
 Six months ended 4/30/2004 (7)                        6.87           2,005           1.41 (8)         1.41 (8)           2.76 (8)
 Year ended 10/31/2003                                17.03           1,532           1.44             1.44               3.19
 Year ended 10/31/2002                                 (.61)            450           1.44             1.44               3.41
 Year ended 10/31/2001                                 6.56             118           1.41             1.41               3.35
 Period from 3/15/2000 to 10/31/2000                  10.97              18           1.44 (8)         1.44 (8)           3.90 (8)
CLASS C:
 Six months ended 4/30/2004 (7)                        6.83           2,621           1.48 (8)         1.48 (8)           2.68 (8)
 Year ended 10/31/2003                                16.94           1,696           1.51             1.51               3.08
 Year ended 10/31/2002                                 (.69)            424           1.52             1.52               3.31
 Period from 3/15/2001 to 10/31/2001                   1.52              65           1.51 (8)         1.51 (8)           2.98 (8)
CLASS F:
 Six months ended 4/30/2004 (7)                        7.23             834            .73 (8)          .73 (8)           3.43 (8)
 Year ended 10/31/2003                                17.82             539            .76              .76               3.86
 Year ended 10/31/2002                                  .03             155            .79              .79               4.04
 Period from 3/15/2001 to 10/31/2001                   1.94              17            .80 (8)          .80 (8)           3.70 (8)
CLASS 529-A:
 Six months ended 4/30/2004 (7)                        7.23             181            .74 (8)          .74 (8)           3.45 (8)
 Year ended 10/31/2003                                17.89             121            .70              .70               3.99
 Period from 2/19/2002 to 10/31/2002                  (2.31)             32            .91 (8)          .91 (8)           4.05 (8)
CLASS 529-B:
 Six months ended 4/30/2004 (7)                        6.77              43           1.61 (8)         1.61 (8)           2.57 (8)
 Year ended 10/31/2003                                16.82              31           1.64             1.64               3.04
 Period from 2/15/2002 to 10/31/2002                  (3.37)              8           1.66 (8)         1.66 (8)           3.32 (8)
CLASS 529-C:
 Six months ended 4/30/2004 (7)                        6.77              85           1.59 (8)         1.59 (8)           2.59 (8)
 Year ended 10/31/2003                                16.83              54           1.63             1.63               3.05
 Period from 2/20/2002 to 10/31/2002                  (2.96)             13           1.65 (8)         1.65 (8)           3.31 (8)
CLASS 529-E:
 Six months ended 4/30/2004 (7)                        7.05              11           1.08 (8)         1.08 (8)           3.11 (8)
 Year ended 10/31/2003                                17.44               7           1.10             1.10               3.57
 Period from 3/1/2002 to 10/31/2002                   (4.09)              2           1.11 (8)         1.11 (8)           3.87 (8)
CLASS 529-F:
 Six months ended 4/30/2004 (7)                        7.18               2            .83 (8)          .83 (8)           3.36 (8)
 Year ended 10/31/2003                                17.72               1            .85              .85               3.78
 Period from 9/17/2002 to 10/31/2002                  (1.79)              - (9)        .10              .10                .35




FINANCIAL HIGHLIGHTS (1)                                            (continued)



                                                                             Ratio of expenses Ratio of expenses       Ratio of
                                                                 Net assets,    to average net    to average net     net income
                                                      Total    end of period     assets before      assets after     to average
                                                     return    (in millions)     reimbursement     reimbursement (5) net assets (6)
CLASS R-1:
 Six months ended 4/30/2004 (7)                        6.82               8           1.55 (8)         1.51 (8)           2.67 (8)
 Year ended 10/31/2003                                16.94               5           1.66             1.53               3.12
 Period from 6/11/2002 to 10/31/2002                  (8.84)              - (9)        .87              .60               1.27
CLASS R-2:
 Six months ended 4/30/2004 (7)                        6.84              94           1.75 (8)         1.48 (8)           2.72 (8)
 Year ended 10/31/2003                                16.99              57           1.85             1.49               3.11
 Period from 5/31/2002 to 10/31/2002                 (10.10)              4            .77              .63               1.29
CLASS R-3:
 Six months ended 4/30/2004 (7)                        7.04              77           1.09 (8)         1.09 (8)           3.09 (8)
 Year ended 10/31/2003                                17.42              46           1.15             1.11               3.46
 Period from 6/4/2002 to 10/31/2002                   (9.27)              2            .62              .46               1.40
CLASS R-4:
 Six months ended 4/30/2004 (7)                        7.22               8            .75 (8)          .74 (8)           3.46 (8)
 Year ended 10/31/2003                                17.84               6            .79              .76               3.79
 Period from 5/20/2002 to 10/31/2002                  (9.20)              - (9)        .76              .34               1.59
CLASS R-5:
 Six months ended 4/30/2004 (7)                        7.40             149            .41 (8)          .41 (8)          3.77 (8)
 Year ended 10/31/2003                                18.20             121            .44              .44               4.28
 Period from 5/15/2002 to 10/31/2002                  (9.04)             75            .21              .21               2.10


                                                          Six months ended
                                                               April 30,                        Year ended October 31
                                                                 2004(7)           2003     2002       2001      2000       1999

Portfolio turnover rate for all classes of shares                  12%              27%      36%        37%       41%        21%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) For the year ended October 31, 2002, net investment income was lower and net gains (losses) on securities (both realized and unrealized) were higher by approximately $0.14 per share for Class A as a result amortization of bond premium. On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the year ended October 31, 2003, CRMC voluntarily reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(6) For the year ended October 31, 2002, the ratio of net income to average net assets for Class A was lower by .34 percentage points as a result of an accounting change related to the amortization of bond premium. On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.
(7) Unaudited.
(8) Annualized.
(9) Amount less than $1 million.


See Notes to Financial Statements


OTHER SHARE CLASS RESULTS                                            unaudited


CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2004 (the most recent calendar quarter):

                                                                                                  1 year          Life of class
CLASS B SHARES
     Reflecting applicable contingent deferred sales charge
         (CDSC), maximum of 5%, payable only if shares are sold
         within six years of purchase                                                             +21.31%           +10.17%(1)
     Not reflecting CDSC                                                                          +26.31%           +10.53%(1)

CLASS C SHARES
     Reflecting CDSC, maximum of 1%, payable only if shares
         are sold within one year of purchase                                                     +25.22%            +8.58%(2)
     Not reflecting CDSC                                                                          +26.22%            +8.58%(2)

CLASS F SHARES(3)
     Not reflecting annual asset-based fee charged by sponsoring firm                             +27.16%            +9.36%(2)

CLASS 529-A SHARES
     Reflecting 5.75% maximum sales charge                                                        +19.89%            +8.45%(4)
     Not reflecting maximum sales charge                                                          +27.23%           +11.54%(4)

CLASS 529-B SHARES
     Reflecting applicable CDSC, maximum of 5%, payable only
         if shares are sold within six years of purchase                                          +21.07%            +8.53%(5)
     Not reflecting CDSC                                                                          +26.07%           +10.24%(5)

CLASS 529-C SHARES
     Reflecting CDSC, maximum of 1%, payable only if shares
         are sold within one year of purchase                                                     +25.09%           +10.54%(6)
     Not reflecting CDSC                                                                          +26.09%           +10.54%(6)

CLASS 529-E SHARES(3)                                                                             +26.74%           +10.43%(7)

CLASS 529-F SHARES(3)
     Not reflecting annual asset-based fee charged by sponsoring firm                             +27.04%           +16.45%(8)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 19, 2002, when Class 529-A shares were first sold.
(5) Average annual total return from February 15, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from February 20, 2002, when Class 529-C shares were first sold.
(7) Average annual total return from March 1, 2002, when Class 529-E shares were first sold.
(8) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406



There are several ways to invest in Capital Income Builder. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.86 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.11 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of Capital Income Builder, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
>  Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-912-0604P

Litho in USA BAG/LPT/8081-S81

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                          Capital Income Builder, Inc.


By /s/ James B. Lovelace
---------------------
James B. Lovelace, Chairman and PEO

Date: July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ James B. Lovelace
James B. Lovelace, Chairman and PEO

Date: July 8, 2004



By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer

Date: July 8, 2004